Document and Entity Information	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Class A Ordinary Shares	Dec. 31, 2010 Class B Ordinary Shares
Entity Registrant Name	Baidu, Inc.
Entity Central Index Key	0001329099
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		27,045,340	7,804,332

Consolidated Balance Sheets In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 CNY	Dec. 31, 2010 CNY	Dec. 31, 2010 Class A Ordinary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares USD ( $)	Dec. 31, 2009 Class A Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares USD ( $)	Dec. 31, 2010 Class B Ordinary Shares CNY	Dec. 31, 2009 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 1,179,087	4,180,376	7,781,976
Restricted cash	5,800	19,513	38,278
Short-term investments	57,044	381,149	376,492
Accounts receivable, net of allowance of RMB9,015 for 2009 and RMB2,223 (US $337) for 2010	44,985	161,610	296,900
Other assets, current	15,706	91,067	103,654
Due from related parties	14,948	0	98,660
Deferred tax assets, net	13,104	9,157	86,487
Total current assets	1,330,674	4,842,872	8,782,447
Non-current assets:
Fixed assets, net	245,820	997,557	1,622,412
Intangible assets, net	17,545	122,595	115,798
Goodwill	9,649	63,691	63,686
Long-term investments, net	43,632	14,308	287,968
Deferred tax assets, net	4,673	33,799	30,843
Other assets, non-current	22,013	82,153	145,285
Total non-current assets	343,332	1,314,103	2,265,992
TOTAL ASSETS	1,674,006	6,156,975	11,048,439
Current liabilities:
Accounts payable and accrued liabilities	199,662	749,861	1,317,771
Customer advances and deposits	155,961	607,828	1,029,344
Deferred revenue	16,520	42,035	109,032
Due to related parties	14,500	0	95,700
Total current liabilities	386,643	1,399,724	2,551,847
Non-current liabilities:
Long-term payable for business acquisition	0	4,150	0
Deferred income	758	0	5,000
Loans payable, noncurrent	13,030	0	86,000
Total non-current liabilities	13,788	4,150	91,000
Total liabilities	400,431	1,403,874	2,642,847
Commitments and contingencies
Shareholders' equity
Ordinary shares, value				12	2	11	0	3	4
Additional paid-in capital	235,948	1,426,070	1,557,258
Accumulated other comprehensive loss	(17,784)	(113,513)	(117,378)
Retained earnings	1,055,409	3,440,529	6,965,697
Total shareholders' equity	1,273,575	4,753,101	8,405,592
Total liabilities and shareholders' equity	$ 1,674,006	6,156,975	11,048,439

Consolidated Balance Sheets (Parenthetical)(USD ( $)) In Thousands, except Share data	Dec. 31, 2010 Class A Ordinary Shares	Dec. 31, 2009 Class A Ordinary Shares	Dec. 31, 2010 Class B Ordinary Shares	Dec. 31, 2009 Class B Ordinary Shares
Shareholders' equity
Common stock, par value per share (US $)	$ 0.00005	$ 0.00005	$ 0.00005	$ 0.00005
Common stock, shares authorized	825,000,000	825,000,000	35,400,000	35,400,000
Common stock, shares issued	27,045,340	26,298,960	7,804,332	8,454,332
Common stock, shares outstanding	27,045,340	26,298,960	7,804,332	8,454,332

Consolidated Statements of Income In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2010 American Depository Shares USD ( $)	Dec. 31, 2010 American Depository Shares CNY	Dec. 31, 2009 American Depository Shares CNY	Dec. 31, 2008 American Depository Shares CNY
Revenues:
Online marketing services	$ 1,198,920	7,912,869	4,445,310	3,194,461
Other services	334	2,205	2,466	3,791
Total revenues	1,199,254	7,915,074	4,447,776	3,198,252
Operating costs and expenses:
Cost of revenues	(325,650)	(2,149,288)	(1,616,236)	(1,155,457)
Selling, general and administrative	(164,997)	(1,088,980)	(803,988)	(659,804)
Research and development	(108,794)	(718,038)	(422,615)	(286,256)
Total operating costs and expenses	(599,441)	(3,956,306)	(2,842,839)	(2,101,517)
Operating profit	599,813	3,958,768	1,604,937	1,096,735
Other income:
Interest income	10,170	67,121	32,661	47,677
Foreign exchange (loss) gain, net	1	6	(42)	(1,920)
Loss from equity method investment	(1,359)	(8,965)	(229)	0
Other income, net	6,702	44,233	45,794	21,687
Total other income	15,514	102,395	78,184	67,444
Income before income taxes	615,327	4,061,163	1,683,121	1,164,179
Income taxes	(81,211)	(535,995)	(198,017)	(116,071)
Net income	$ 534,116	3,525,168	1,485,104	1,048,108
Earnings per share for Class A and Class B ordinary shares and Earnings per ADS (1 Class A ordinary share equals 10 ADSs):
Basic	$ 15.35	101.28	42.96	30.63	$ 1.53	10.13	4.3	3.06
Diluted	$ 15.3	100.96	42.7	30.19	$ 1.53	10.1	4.27	3.02
Weighted average number of Class A and Class B ordinary shares outstanding
Basic	34,805,362	34,805,362	34,570,790	34,217,443
Diluted	34,917,835	34,917,835	34,776,366	34,717,489

Consolidated Statements of Cash Flows In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Cash flows from operating activities:
Net income	$ 534,116	3,525,168	1,485,104	1,048,108
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and others	65,318	431,099	306,281	268,593
Fixed assets written off	1,163	7,679	2,606	1,675
Amortization of intangible assets	1,553	10,252	10,729	12,121
Deferred tax assets, net	(11,269)	(74,374)	(10,839)	(13,814)
Share-based compensation	14,202	93,736	86,318	83,977
Provision (reversal) for doubtful accounts	(1,052)	(6,940)	493	4,980
Foreign exchange loss	0	0	0	1,157
Gain on investments	(6,241)	(41,193)	(8,181)	(5,739)
Impairment on long-term investments	0	0	0	7,986
Loss from equity method investments	1,359	8,965	229	0
Changes in operating assets and liabilities net of effects of acquisition:
Restricted cash	(2,843)	(18,765)	(14,951)	(4,562)
Accounts receivable	(19,440)	(128,307)	(69,331)	(33,282)
Other assets	(4,327)	(28,560)	5,752	(27,349)
Due from related parties	(14,949)	(98,660)	10,697	(10,697)
Customer advances and deposits	63,866	421,516	185,302	164,949
Accounts payable and accrued liabilities	65,329	431,168	236,012	130,230
Deferred revenue	10,151	66,997	38,595	(13,876)
Deferred income	758	5,000	(332)	(2,485)
Due to related parties	14,500	95,700	0	0
Trading securities	0	0	0	129,665
Net cash generated from operating activities	712,194	4,700,481	2,264,484	1,741,637
Cash flows from investing activities:
Acquisition of fixed assets	(135,653)	(895,309)	(399,312)	(417,898)
Acquisition of business	0	0	(12,000)	0
Acquisition of intangible assets	(372)	(2,452)	0	0
Capitalization of software costs	(1,542)	(10,179)	(11,392)	(17,668)
Purchases of long-term investments	(42,868)	(282,932)	(2,250)	0
Purchases of short-term investments	(397,010)	(2,620,265)	(779,676)	(764,720)
Sales and maturities of short-term investments	403,302	2,661,794	707,929	580,430
Acquisition of long-term prepaid computer parts	(10,330)	(68,179)	(39,368)	(41,246)
Net cash used in investing activities	(184,473)	(1,217,522)	(536,069)	(661,102)
Cash flows from financing activities:
Proceeds from loans payable	13,030	86,000	0	0
Proceeds from exercise of share options	5,872	38,751	40,442	32,902
Structured share repurchase, net	0	0	79,070	(68,539)
Repurchase of ordinary shares	0	0	(24,419)	0
Net cash (used in) generated from financing activities	18,902	124,751	95,093	(35,637)
Effect of exchange rate changes on cash and cash equivalents	(926)	(6,110)	(741)	(37,889)
Net increase in cash and cash equivalents	545,697	3,601,600	1,822,767	1,007,009
Cash and cash equivalents at beginning of the year	633,390	4,180,376	2,357,609	1,350,600
Cash and cash equivalents at end of the year	1,179,087	7,781,976	4,180,376	2,357,609
Supplemental disclosures:
Income taxes paid, net	66,156	436,632	150,170	145,830
Fixed asset acquisitions included in accounts payable and accrued liabilities	37,658	248,540	139,038	52,650
Other non-current assets acquisitions included in accounts payable and accrued liabilities	4,414	29,130	5,176	4,764
Non-cash acquisitions of investments	$ 603	3,982	0	5,486

Consolidated Statements of Shareholders' Equity In Thousands, except Share data	Ordinary Shares CNY	Ordinary Shares USD ( $)	Additional Paid-in capital CNY	Additional Paid-in capital USD ( $)	Accumulated other comprehensive loss CNY	Accumulated other comprehensive loss USD ( $)	Retained earnings CNY	Retained earnings USD ( $)	Total USD ( $)	Total CNY
Beginning Balance at Dec. 31, 2007	14		1,171,575		(81,953)		931,736			2,021,372
Beginning Balance, shares at Dec. 31, 2007	34,132,989
Comprehensive income:
Foreign currency translation adjustment					(27,599)					(27,599)
Net income							1,048,108			1,048,108
Total comprehensive income										1,020,509
Exercise of share-based awards	1		28,637							28,638
Exercise of share-based awards, shares	382,844
Share-based compensation			86,683							86,683
Structured share repurchase			(68,539)							(68,539)
Ending Balance at Dec. 31, 2008	15		1,218,356		(109,552)		1,979,844			3,088,663
Ending Balance, shares at Dec. 31, 2008	34,515,833
Comprehensive income:
Foreign currency translation adjustment					(3,961)					(3,961)
Net income							1,485,104			1,485,104
Total comprehensive income										1,481,143
Exercise of share-based awards			41,121							41,121
Exercise of share-based awards, shares	270,199
Share-based compensation			87,523							87,523
Structured share repurchase			79,070							79,070
Repurchase of ordinary shares							(24,419)			(24,419)
Repurchase of ordinary shares, shares	(32,740)
Ending Balance at Dec. 31, 2009	15		1,426,070		(113,513)		3,440,529			4,753,101
Ending Balance, shares at Dec. 31, 2009	34,753,292
Comprehensive income:
Foreign currency translation adjustment			254		(3,865)				(590)	(3,611)
Net income							3,525,168		534,116	3,525,168
Total comprehensive income										3,521,557
Exercise of share-based awards			36,819							36,819
Exercise of share-based awards, shares	96,380	96,380
Share-based compensation			94,115							94,115
Ending Balance at Dec. 31, 2010	15	$ 2	1,557,258	$ 235,948	(117,378)	$ (17,784)	6,965,697	$ 1,055,409	$ 1,273,575	8,405,592
Ending Balance, shares at Dec. 31, 2010		34,849,672

Organization, Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS

1.	ORGANIZATION, CONSOLIDATION AND PRESENTATION OF FINANCIAL STATEMENTS

Baidu, Inc. (“Baidu” or the “Company”) was incorporated under the laws of the Cayman Islands on January 18, 2000. The Company was formerly known as Baidu.com, Inc. and changed its name to Baidu, Inc. on December 16, 2008. The Company is the sole shareholder of Baidu Holdings Ltd. (“Baidu Holdings”) incorporated in the British Virgin Islands.

As of December 31, 2010, Baidu Holdings owns the following subsidiaries:

•	Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”) incorporated under the laws of the People’s Republic of China (“PRC”) on January 18, 2000,

•	Baidu Japan Inc. (“Baidu Japan”) incorporated under the laws of Japan on December 13, 2006,

•	Baidu (Hong Kong) Limited (“Baidu HK”) incorporated under the laws of Hong Kong on November 27, 2007, and

•	Baidu International Technology (Shenzhen) Co., Ltd. (“Baidu International”) incorporated under the laws of the PRC on November 23, 2010.

Baidu HK owns the following subsidiaries in the PRC:

•	Baidu (China) Co., Ltd. (“Baidu China”) incorporated under the laws of the PRC on June 6, 2005,

•	Baidu.com Times Technology (Beijing) Co., Ltd. (“Baidu Times”) incorporated under the laws of the PRC on April 19, 2006, and

•	Baidu Interaction (Shenzhen) Network Technology Co., Ltd. (“Baidu Interaction”), which obtained its business license in March 2009, was incorporated under the laws of the PRC. Baidu Interaction is in the process of being dissolved, but is not presented as a discontinued operation since the entity has not started operating since its inception.

Baidu Japan has established the following wholly-owned subsidiaries in Japan and the USA:

•	Hyakudo Inc. (“Hyakudo”) incorporated under the laws of Japan on April 14, 2008,

•	Baido, Inc. (“Baido”) incorporated under the laws of Japan on April 14, 2008, and

•	Baidu USA LLC incorporated under the laws of the USA on November 12, 2010.

As of December 31, 2010, the Company also effectively controls the following variable interest entities (“VIEs”):

•	Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”) incorporated under the laws of the PRC on June 5, 2001,

•	Beijing Perusal Technology Co., Ltd. (“Beijing Perusal”) incorporated under the laws of the PRC on June 6, 2006,

•	Beijing BaiduPay Science and Technology Co., Ltd. (“BaiduPay”) incorporated under the laws of the PRC on February 27, 2008, and

•	Baidu HR Consulting (Shanghai) Co., Ltd. (“Baidu HR”) incorporated under the laws of the PRC on December 28, 2010.

The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group.” The Group offers Internet search solutions and online marketing solutions, operates an e-commerce platform with an online payment tool which enables e-commerce merchants and customers to make payments online, develops and markets scalable web application software and provides related services, as well as provides human resource related services including employment agency services. The Group’s principal geographic market is in the PRC and Japan. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned subsidiaries and VIEs in the PRC.

PRC laws and regulations prohibit or restrict foreign ownership of Internet content and advertising businesses. To comply with these foreign ownership restrictions, the Group operates its websites and primarily provides online advertising services in the PRC through VIEs, the PRC legal entities that were established by the individuals authorized by the Group. The paid-in capital of the VIEs was funded by the Group through loans extended to the authorized individuals. The Group has entered into certain exclusive agreements with the VIEs through Baidu Online, which obligate Baidu Online to absorb a majority of the risk of loss from the VIEs’ activities and entitles Baidu Online to receive a majority of their residual returns. In addition, the Group has entered into certain agreements with the authorized individuals through Baidu Online, including loan agreements for the paid-in capital of the VIEs, option agreements to acquire the equity interests in the VIEs when permitted by the PRC laws, and share pledge agreements for the equity interests in the VIEs held by the authorized individuals.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and VIEs through certain agreements with the authorized individuals through Baidu Online, including loan agreements for the paid-in capital of the VIEs, option agreements to acquire the equity interests in the VIEs when permitted by the PRC laws, and share pledge agreements for the equity interests in the VIEs held by the authorized individuals. The equity holders of VIEs effectively assigned all of their voting rights underlying their equity interest in VIEs to Baidu Online. In addition, through the other aforementioned agreements, the Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by Accounting Standards Codification (“ASC”) subtopic 810-10 (“ASC 810-10”), Consolidation: Overall, because the Company holds all the variable interests of VIEs through Baidu Online, which is the primary beneficiary of the VIEs.

The carrying amount of the total assets of VIEs was RMB1.19 billion (US $180.92 million) as of December 31, 2010 and there was no pledge or collateralization of their assets. The amount of the net assets of VIEs, which are restricted under PRC laws and regulations (Note 13), was RMB341.10 million (US $51.68 million) as of December 31, 2010.

Basis of Accounting

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs in which the Company holds all the variable interests of VIEs through Baidu Online. All inter-company transactions and balances between the Company, its subsidiaries and VIEs are eliminated upon consolidation. The Company has included the results of operations of acquired businesses from the respective dates of acquisition.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the accounts receivable allowances, fair values of options to purchase the Company’s ordinary shares, fair values of certain equity investments, and deferred tax valuation allowance, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Comparative Information

Certain items in prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation in accordance with the requirement under eXtensible Business Reporting Language (“XBRL”) to facilitate comparison.

Currency Translation for Financial Statements Presentation

Translations of amounts from RMB into US $ for the convenience of the reader have been calculated at the exchange rate of RMB6.6000 per US $1.00 on December 30, 2010 as published on the website of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Foreign Currency

The Company’s functional currency is the US $. The Company’s subsidiaries and VIEs determine their functional currencies based on the criteria of ASC subtopic 830-10 (“ASC 830-10”), Foreign Currency Matters: Overall, and have determined their functional currencies to be their respective local currency. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Any translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of income as a component of other income.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and primarily consist of cash and investments in interest bearing demand deposit accounts, time deposits, highly liquid investments and money market funds. All highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents.

Restricted Cash

Restricted cash consists of the cash balances deposited by the customers of the Company’s e-commerce platform.

In 2008, the Company introduced an e-commerce platform and an online payment platform which enables e-commerce merchants and customers to send and receive payments online. Cash balances deposited by the customers of the Company’s e-commerce platform are considered restricted because they cannot be used for the operations of the Group or any other purpose not designated by customers. When customers fund their accounts in the e-commerce platform using their bank accounts, the deposited balance is included in the Company’s bank account until customers either use the cash to settle their online transactions or withdraw the cash.

Investments

Short-Term Investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments which are stated at their approximate fair value. The Company accounts for short-term investments in accordance with ASC subtopic 320-10 (“ASC 320-10”), Investments — Debt and Equity Securities: Overall. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in the consolidated statements of income.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in the consolidated statements of income equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more likely than not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in the consolidated statements of income, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities would be recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.

Long-term Investments

The Company’s long-term investments consist of cost method investments, equity method investments and available-for-sale securities.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of income equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of income after the date of acquisition. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Company evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.

The Company’s long-term investments in available-for-sale securities are the investments which are neither classified as cost method investments nor equity method investments. In accordance with ASC 320-10, Investments — Debt and Equity Securities: Overall, available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized.

Fair Value Measurements of Financial Instruments

Financial instruments include cash and cash equivalents, short-term investments, accounts receivable, accounts payable and accrued liabilities, customer advances and deposits, deferred revenue, deferred income and loans payable. The carrying amounts of these financial instruments except for loans payable approximate fair value because of their generally short maturities. The carrying amount of loans payable approximates its fair value due to the fact that the related interest rates are reset each year based on prevailing market interest rates.

Research, Development, and Computer Software

Capitalization of Software Developed for Internal Use

The Company has capitalized certain internal use software development costs in accordance with ASC subtopic 350-40 (“ASC 350-40”), Intangibles-Goodwill and Other: Internal-Use Software, amounting to RMB19.49 million, RMB12.59 million and RMB10.38 million (US $1.57 million) for the years ended December 31, 2008, 2009 and 2010, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly include payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use software projects during the application development stage. Capitalized internal-use software costs are included in fixed assets, net. The amortization expense for capitalized software costs amounted to RMB3.44 million, RMB9.77 million and RMB8.86 million (US $1.34 million) for the years ended December 31, 2008, 2009 and 2010, respectively. The unamortized amount of capitalized internal use software development costs was RMB26.16 million and RMB15.28 million (US $2.32 million) as of December 31, 2009 and 2010, respectively.

Research and Development Expenses

Research and development expenses consist primarily of personnel-related costs. The Company has expensed substantially all development costs included in the research and development of products and new functionality added to the existing products as incurred, except for certain internal-use software and certain core technologies with alternative future uses.

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Depreciation or amortization is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	— 45 years
Office building related facility, machinery and equipment	— 15 years
Computer equipment	— 3 or 5 years
Internal use software development costs	— 3 years
Office equipment	— 3 or 5 years
Vehicles	— 5 years
Leasehold improvements	— over the shorter of lease terms or estimated useful lives of the assets

Fixed assets have no estimated residual value except for the office building and its related facility, machinery and equipment, which have an estimated residual value of 4% of the cost.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of income.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Goodwill and Intangible Assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles — Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. Baidu’s chief operating decision maker only reviews the Company’s discrete financials at its consolidated level and there are no segment managers who are held accountable by the Company’s chief operating officer or anyone else, for operations, operating results, and planning for levels or components below the consolidated level. Accordingly, consistent with the management’s operational perspective, the Company determines that it has only one reporting unit. Goodwill was tested for impairment in the annual impairment tests on December 31 in each year using the two-step process required by ASC 350-20. First, the Company reviewed the carrying amount of the reporting unit compared to the “fair value” of the reporting unit based on quoted market prices of the ordinary shares. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. That is, the Company would then prepare the discounted cash flow analyses. Such analyses are based on cash flow assumptions that are consistent with the plans and estimates being used to manage the business. An excess carrying value compared to fair value would indicate that goodwill may be impaired. Finally, if the Company determined that goodwill may be impaired, the implied fair value of the goodwill, as defined by ASC 350-20, would be compared to its carrying amount to determine the impairment loss, if any. There has been no impairment of goodwill in any of the years presented.

Intangible Assets

Intangible assets with finite lives are carried at cost less accumulated amortization. The land use right is amortized using a straight-line method over the shorter of its estimated economic life or the term of related land use right contract. All other intangible assets with finite lives are amortized using the straight-line method over the estimated economic life.

Intangible assets have weighted average useful lives from the date of purchase as follows:

Domain names	— 5.0 years
Customer relationships	— 4.9 years
Non-competition agreements	— 3.9 years
Software	— 5.9 years
Contract-based assets	— 2.3 years
Trademark	— 9.6 years
Land use right	— 50 years

Intangible assets with an indefinite useful life are not amortized. There have been no impairment charges on the Company’s intangible assets with finite useful lives in any of the years presented.

If the intangible assets that are not being amortized are subsequently determined to have a finite useful life, the assets will be tested for impairment in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill, and then amortized prospectively over their estimated remaining useful lives and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite useful lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired. There have been no impairment charges on the Company’s intangible assets with indefinite useful lives in any of the years presented.

Impairment of Long-Lived Assets Other Than Goodwill

The Company evaluates long-lived assets, such as fixed assets and purchased or internally developed intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Company assesses the recoverability of the assets group based on the undiscounted future cash flow the assets group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the assets group plus net proceeds expected from disposition of the assets group, if any, is less than the carrying value of the assets group. If the Company identifies an impairment, the Company reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Accounts Receivable

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off as incurred. The Company generally does not require collateral from its customers.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectibility of individual balances. In evaluating the collectibility of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s historical payment history, its current credit-worthiness and current economic trends.

Revenue Recognition

The Company recognizes revenue based on the following principles:

Online marketing services

(1) Auction-based pay-for-performance service

The Company’s auction-based pay-for-performance (“P4P”) platform enables a customer to place its website link and related description on the Company’s search result list. The customers make bids on keywords based on how much they are willing to pay for each click to their listings in the search results listed on the Company’s website and the relevance between the keywords and the customer’s businesses. Internet users’ search of the keyword will trigger the display of the listings. The ranking of the customer’s listing depends on both the bidding price and the listing’s relevance to the keyword searched. Customer pays the Company only when a user clicks on one of its website links. Revenue is recognized when a user clicks on one of the customer-sponsored website links, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC subtopic 605-10 (“ASC 605-10”), Revenue Recognition: Overall.

For certain P4P customers engaged through direct sales, the Company may provide certain value-added consultative support services to help its customers to better utilize its P4P online marketing system. Fees for such services are recognized as revenue on a pro-rata basis over the contracted service period.

(2) Other performance-based online marketing services

To the extent the Company provides online marketing services based on performance criteria other than click-throughs, such as the number of telephone calls brought to its customers, the number of users registered with its customers, or the number of minimum click-throughs, revenue is recognized when the specified performance criteria are met together with satisfaction of other applicable revenue recognition criteria as prescribed by ASC 605-10.

(3) Time-based online advertising services

For time-based online advertising services such as text links, banners, or other forms of graphical advertisements, the Company recognizes revenue, in accordance with ASC 605-10, on a pro-rata basis over the contractual term commencing on the date the customer’s advertisement is displayed in a specified webpage. For certain time-based contractual agreements, the Company may also provide certain performance guarantees, in which cases revenue is recognized at the later of the completion of the time commitment or performance guarantee.

(4) Online marketing services involving Baidu Union

Baidu Union is the program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging traffic of the Baidu Union members’ internet properties. The Company makes payments to Baidu Union members for acquisition of traffic. The Company recognizes gross revenue for the amount of fees it receives from its customers. Payments made to Baidu Union members are included in cost of revenues as traffic acquisition costs.

(5) Barter transactions

The Company engages in barter transactions from time to time and in such situations follows the guidance set forth in ASC subtopic 845-10 (“ASC 845-10”), Nonmonetary Transactions: Overall. While nonmonetary transactions are generally recorded at fair value, if such value is not determinable within reasonable limits, the transaction is recognized based on the carrying value of the product or services provided. The amount of revenues recognized for barter transactions was insignificant for each of the periods presented.

In addition, the Company recognized revenues for barter transactions involving advertising in accordance with ASC subtopic 605-20 (“ASC 605-20”), Revenue recognition: Services. However, neither the amount recognized nor the volume of such transactions qualified for income recognition was material for any of the periods presented.

In certain instances, the Company may be granted equity instruments in exchange for services. In accordance with ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based Payments to Non-Employees, if the Company provides services in exchange for equity instruments, the Company measures the fair value of those equity instruments for revenue recognition purposes as of the earlier of either of the following dates:

•	The date the parties come to a mutual understanding of the terms of the equity-based compensation arrangement and a commitment for performance by the Company to earn the equity instruments is reached;

•	The date at which the Company’s performance necessary to earn the equity instruments is completed.

If, as of the measurement date, the fair value of the equity instruments received is not determinable within reasonable limits, the transaction is recognized based on the fair value of the services provided. If the fair value of both the equity instruments received and the services provided cannot be determined, no revenue is recognized for the services provided and the equity instrument received is recorded at zero carrying value. The amount of revenues recognized for such transactions was insignificant in each of the years presented.

(6) Other revenue recognition related policies

If a sales arrangement involves multiple deliverables, and the arrangement is divided into separate units of accounting in accordance with ASC subtopic 605-25 (“ASC 605-25”), Revenue recognition: Multiple-Element Arrangements, the total revenue on such arrangement is allocated to the individual deliverables based on their relative fair values. If sufficient vendor-specific objective evidence of fair value does not exist for the allocation of revenue, the fee for the entire arrangement is recognized ratably over the term of the arrangement or upon the delivery of the last deliverable, when other revenue recognition criteria have been met.

The Company delivers some of its online marketing services to end customers through engaging third party distributors. In this context, the Company may provide cash incentives to distributors. The cash incentives are accounted for as reduction of revenue in accordance with ASC subtopic 605-50 (“ASC 605-50”), Revenue recognition: Customer Payments and Incentives.

The Company provides sales incentives to customers to entitle customers to receive reductions in the price of the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these award credits granted to members in conjunction with a current sale of products or services as a multiple-element arrangement by analogizing to ASC 605-25. The consideration allocated to the award credits, as deferred revenue is based on an assumption that the customer will purchase the minimum amount of future service necessary to obtain the maximum award credits available. The deferred revenue is recognized as revenue proportionately as the future services are delivered to the customer or when the loyalty points expire.

Cash received in advance from customers is recorded as customer advances and deposits. The unused cash balances remaining in customers’ accounts are included as a liability of the Company. Deferred revenue is recorded when services are provided before the other revenue recognition criteria set forth in ASC 605-10 are fulfilled.

The Company operates an online game platform, on which registered users could access games provided by online game developers. The rights and obligations of each party to the arrangement indicate that the Company is acting as an agent whereas the online game developer is the principal as a result of being the primary obligor in the arrangement. The Company recognizes the shared revenue, on a net basis, based on the ratios pre-determined with the online game developers when all the revenue recognition criteria set forth in ASC 605-10 are met, which is generally when the user purchases virtual currencies issued by the game developers through the Company’s payment channel. The amount of revenues recognized was not significant in each of the years presented.

Cost of Revenues

Cost of revenues consists primarily of business taxes and surcharges, traffic acquisition costs, bandwidth costs, depreciation, payroll and related costs of operations.

The Company incurs business taxes and surcharges in connection with the provision of online marketing services, technical and consultative service fees charged by Baidu Online to VIEs and other taxable services in the PRC. According to ASC subtopic 605-45 (“ASC 605-45”), Revenue Recognition: Principal Agent Considerations, the Company includes the business tax and surcharges incurred on its online marketing revenues in cost of revenues. The business tax and surcharges in cost of revenues for the years ended December 31, 2008, 2009 and 2010 were RMB200.09 million, RMB275.92 million and RMB504.85 million (US $76.49 million), respectively. Traffic acquisition costs represent the amounts paid or payable to Baidu Union members who direct search queries to the Company’s websites or distribute the Company’s customers’ paid links through their properties. These payments are primarily based on revenue sharing arrangements under which the Company pays its Baidu Union members a percentage of the fees it earns from its online marketing customers.

Advertising Expenses

Advertising expenses, primarily advertisements through various forms of media, are included in “Selling, general and administrative expense” in the consolidated statements of income and are expensed when incurred. Advertising expenses for the years ended December 31, 2008, 2009 and 2010 were RMB29.22 million, RMB77.80 million and RMB74.76 million (US $11.33 million), respectively.

Other Income, net

Other income, net consists primarily of interest income, government subsidies, impairment of long-term investments and non-operating expenses. Interest income is mainly generated from bank deposits and other interest-earning financial assets and is recognized on an accrual basis. Other income, net primarily consists of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. During the years ended December 31, 2008, 2009 and 2010, the Group received financial subsidies of RMB22.72 million, RMB42.50 million and RMB49.14 million (US $7.45 million), respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other income when received and there are no further conditions to be met before recognition.

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Company had no capital leases for the years ended December 31, 2008, 2009 and 2010.

Income Taxes

The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company adopted the provisions of ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall, on January 1, 2007. ASC 740-10 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of income. As of and for the years ended December 31, 2008, 2009 and 2010, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.

Share-based Compensation

The Company adopted ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall, using the modified prospective transition approach from January 1, 2006. Pursuant to ASC 718-10, the Company recognized share-based compensation expense over the requisite service periods for any share-based awards granted after January 1, 2006 based on the fair values of all share-based awards on the dates of grant.

The Company has elected to recognize share-based compensation after the date of adoption of ASC 718-10 using the straight-line method for all share-based awards issued. Forfeitures have been estimated based on historical experience and periodically reviewed. Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new options, which comprises, (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

The Company accounts for share awards issued to non-employees in accordance with the provisions of ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based Payments to Non-Employees. Under ASC 505-50, the Company uses the Black-Scholes option pricing model method to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation. ASC 718-10 also requires share-based compensation to be presented in the same manner as cash compensation rather than as a separate line item.

Earnings Per Share (“EPS”)

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, using the two class method. Under the provisions of ASC 260-10, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation.

For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. The Company has RMB8.20 billion (US $1.24 billion) in cash and cash equivalents, restricted cash and short-term investments. The Company has approximately RMB8.06 billion (US $1.22 billion) in cash, bank deposits and money market funds in the PRC, which constitute about 98.29% of total cash and cash equivalents and short-term investments. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full.

Accounts receivable are typically unsecured and derived from revenue earned from customers and agents in China, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. The Company maintains reserves for estimated credit losses and these losses have generally been within its expectations.

Business and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

No customer or any Baidu Union member generated greater than 10% of total revenues in any of the periods presented.

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and short-term investments denominated in the U.S. dollar. The functional currency of the Company is US $, and the reporting currency is RMB. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US $, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the US $ against RMB was approximately 3.31% in 2010. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in U.S. dollars. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

The functional currency of the subsidiaries in Japan is Japanese Yen (“JPY”), and the reporting currency is RMB. During 2010, JPY appreciated by approximately 10.23% against RMB. The appreciation of JPY against RMB results in foreign currency translation gains when translating the net assets into RMB.

For the years ended December 31, 2008, 2009 and 2010, the net foreign currency translation loss resulting from the translation from the respective functional currencies to the RMB reporting currency recorded in the Company’s other comprehensive loss was RMB27.60 million, RMB3.96 million and RMB3.87 million (US $0.59 million), respectively.

Recent Accounting Pronouncements

In October 2009, the FASB issued ASU No. 2009-13 (“ASU 2009-13”), Multiple-Deliverable Revenue Arrangements. ASU 2009-13 amends ASC sub-topic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Element Arrangements, regarding revenue arrangements with multiple deliverables. This standard addresses how to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting, and how the arrangement consideration should be allocated among the separate units of accounting. This standard establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) vendor-specific objective evidence; (b) third-party evidence; or (c) estimated selling price. This standard also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. In addition, this standard significantly expands required disclosures related to a vendor’s multiple-deliverable revenue arrangements. This standard is effective for fiscal years beginning after June 15, 2010 and to be applied retrospectively or prospectively for new or materially modified arrangements. In addition, early adoption is permitted. The Company will adopt ASU 2009-13 beginning January 1, 2011 and the Company is in the process of assessing the impact of the adoption of the standard on its consolidated financial statements.

In April 2010, the FASB issued ASU No. 2010-13 (“ASU 2010-13”), Compensation-Stock Compensation (“ASC 718”): Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades. The objective of this standard is to address the classification of an employee share-based payment award with an exercise price dominated in the currency of a market in which the underlying equity security trades. ASC 718 provides guidance on the classification of a share-based payment award as either equity or liability. A share-based payment award that contains a condition that is not a market, performance, or service condition is required to be classified as a liability. ASU 2010-13 provide amendments to ASC 718 to clarify that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. Then amendments in this standard are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 31, 2010. Early application is permitted. The Company does not expect the adoption of ASU 2010-13 will have a material impact on its consolidated financial statements.

In December 2010, the FASB issued ASU No. 2010-28 (“ASU 2010-28”), Intangibles — Goodwill and Other (“ASC 350”): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. The objective of this standard is to address questions about entities with reporting units with zero or negative carrying amounts because some entities concluded that Step 1 of the test is passed in those circumstances because the fair value of their reporting unit will generally be greater than zero. The amendments in this standard modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. This standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Company does not expect the adoption of ASU 2010-28 will have a material impact on its consolidated financial statements.

In December 2010, the FASB issued ASU No. 2010-29 (“ASU 2010-29”), Disclosure of Supplementary Pro Forma Information for Business Combinations (“ASC 805”). The objective of this standard is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. This standard specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This standard also expands the supplemental pro forma disclosures under ASC 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This standard is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. The Company does not expect the adoption of ASU 2010-29 will have a material impact on its consolidated financial statements.

Investments	12 Months Ended
Dec. 31, 2010
Investments [Abstract]
INVESTMENTS

3.	INVESTMENTS

Short-term investments

As of December 31, 2009 and 2010, the Company’s short-term investments, which were fixed-rate investments classified as held-to-maturity securities, totaled approximately RMB381.15 million and RMB376.49 million (US $57.04 million), respectively. As of December 31, 2010, all the fixed-rate investments were time deposits in commercial banks and financial institutions with an original maturity of less than one year.

During the years ended December 31, 2008, 2009 and 2010, the Company recorded short-term investment gains and interest income of RMB8.75 million, RMB8.18 million and RMB37.21 million (US $5.64 million) in the consolidated statements of income, respectively.

Short-term investments as of December 31, 2009 and 2010 were as follows:

As of December 31, 2009
		Gross	Gross
		Unrecognized	Unrecognized
	Amortized	Holding	Holding	Fair	Fair
	Cost	Gains	Losses	Value	Value
	RMB	RMB	RMB	RMB	US $
(In thousands)

Short-term investments:
Held-to-maturity securities(1)
Fixed-rate investments	381,149	354	—	381,503	57,803

	381,149	354	—	381,503	57,803

As of December 31, 2010
		Gross	Gross
		Unrecognized	Unrecognized
	Amortized	Holding	Holding	Fair	Fair
	Cost	Gains	Losses	Value	Value
	RMB	RMB	RMB	RMB	US $
(In thousands)

Short-term investments:
Held-to-maturity securities(1)
Fixed-rate investments	376,492	5	(1,263)	375,234	56,854

	376,492	5	(1,263)	375,234	56,854

(1)	The Company’s held-to-maturity securities are stated at amortized cost and the fair value is determined based on a discounted cash flow model using the discount curve of market interest rates.

Long-term investments

The Company’s long-term investments consist of cost method investments, equity method investments and available-for-sale securities.

Long-term available-for-sale securities

The Company’s long-term investments in available-for-sale securities are investments which are neither classified as cost method investments nor equity method investments.

In May 2010, the Company acquired 4,942,784 series A-1 convertible redeemable preferred shares of 6DXchange Inc. with a total cash consideration of US $3.79 million. The Company holds 11.60% of equity interests of 6DXchange on an as-converted basis. In accordance with ASC 320-10, investments in securities which are redeemable at the option of the investor are considered debt securities. The investment in 6DXchange Inc. was classified as available-for-sale debt securities because it was not classified as either held-to-maturity or trading securities as the convertible redeemable preferred shares have no stated maturity date and the Company does not have the intent to sell it in the near term. As the Company does not expect to sell or redeem it within one year and has the intent to hold it for long-term returns, the investment is classified as long-term available-for-sale securities.

As of December 31, 2010, the fair value of long-term investments in available-for sale securities approximates the cost of the investment of US $3.79 million. For further information, see Note 18.

Cost method investments

The Company’s carrying amount of cost method investments was RMB12.29 million and RMB204.35 million (US $30.96 million) as of December 31, 2009 and 2010, respectively. The increase is primarily due to the investment in the ordinary shares of a privately-held, PRC-based home furnishing E-commerce company in 2010, in which the Company does not have significant influence. The impairment charges on cost method investments were RMB7.99 million, nil and nil for the years ended December 31, 2008, 2009 and 2010, respectively.

Equity method investments

In July 2009, Beijing Perusal, together with Paibo Online (Beijing) Technology Co., Ltd. (“Paibo”), a subsidiary of Beijing News, set up a joint venture, Beijing Paibo Times Technology Co., Ltd. (“Paibo Times”), to operate a community website and provide information of interest to Beijing local residents. The registered capital of Paibo Times is RMB5.34 million (US $0.81 million). The Company holds 42.12% equity interest in Paibo Times and accounts for the investment under the equity method.

In February 2010, the Company, Providence Equity Partners (“Providence”), and Dragon Ventures Limited (“Dragon”) signed an agreement, pursuant to which Providence and Dragon agreed to acquire US $50.00 million in convertible redeemable preferred shares and US $1.00 million in convertible preferred shares, respectively, of Qiyi.com, Inc., a Cayman Islands company established by the Company. Qiyi.com, Inc., and entities under its control, develop and operate an advertising supported online video business. The Company accounts for the investment in Qiyi.com, Inc. under the equity method despite holding 100% of its common shares due to certain substantive participating rights provided to the convertible redeemable preferred shareholder.

On January 27, 2010, the Company signed an agreement with Rakuten, Inc. (“Rakuten”), an e-commerce website in Japan, to establish a joint venture, RakuBai Limited, to build a B2B2C online shopping mall for PRC Internet users. B2B2C refers to an online marketplace that links and provides value-added services to both business to business and business to consumer. On February 12, 2010, RakuBai Limited was incorporated in Hong Kong. The registered capital of RakuBai Limited is US $20.0 million. The Company holds 49% equity interest in RakuBai Limited and accounts for the investment under the equity method.

On August 25, 2010, Baidu Netcom, together with Chongqing Yubao Culture Communication Co., Ltd. (“Yubao”), Chongqing Service News Office (“Service News”) and a third party individual, established Chongqing Rongdu Technology Co., Ltd. (“Chongqing Rongdu”) to operate a community website and provide daily information of interest to Chongqing local residents. The registered capital of Chongqing Rongdu is RMB2.50 million (USD $0.38 million). Baidu Netcom, Yubao, Service News and the third party individual hold 40%, 30%, 15% and 15% of the JV’s equity interest, respectively. The Company accounts for its investment in Chongqing Rongdu under the equity method.

On December 22, 2010, Henan Ruizhiqi Information Technology Co., Ltd. (“Henan Ruizhiqi”), a third party company, transferred its 40% of the equity interest in Henan Feidian Network Technology Co., Ltd. (“Henan Feidian”) to Baidu Netcom at the nominal amount of RMB1.00 (USD $0.15). Henan Feidian operates a community website and provides daily information of interest to Henan local residents. The registered capital of Henan Feidian is RMB2.00 million (US $0.30 million). Baidu Netcom, Henan Ruizhiqi, Henan Business News and a third party individual hold 40%, 10%, 35% and 15% of Henan Feidian’s equity interest, respectively. The Company accounts for its investment in Henan Feidian under the equity method. Henan Feidian had limited operation as of December 31, 2010.

There was no impairment loss recognized for the years ended December 31, 2008, 2009 and 2010.

Accounts Receivable	12 Months Ended
Dec. 31, 2010
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

4.	ACCOUNTS RECEIVABLE

	December 31,
	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

Accounts receivable	170,625	299,123	45,322
Less: Allowance for doubtful accounts	(9,015)	(2,223)	(337)

	161,610	296,900	44,985

The movements in the allowance for doubtful accounts were as follows:

	2008	2009	2010	2010
	RMB	RMB	RMB	US $
		(In thousands)

Balance at the beginning of the year	3,581	8,561	9,015	1,366
Amounts charged to (credited against) costs and expenses	7,390	454	(6,792)	(1,029)
Write-offs	(2,410)	—	—	—

Balance at the end of the year	8,561	9,015	2,223	337

Other Assets, Current	12 Months Ended
Dec. 31, 2010
Other Assets Current [Abstract]
OTHER ASSETS, CURRENT

5.	OTHER ASSETS, CURRENT

	December 31,
	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

Deposits	13,736	22,832	3,460
Advances to suppliers	8,965	14,913	2,260
Prepaid expenses	8,026	33,275	5,042
Interest receivable	5,469	5,994	908
Receivables from employees	52,118	25,014	3,790
Receivables from service provider	2,614	682	103
Other	139	944	143

	91,067	103,654	15,706

Fixed Assets	12 Months Ended
Dec. 31, 2010
Fixed Assets [Abstract]
FIXED ASSETS

6.	FIXED ASSETS

	December 31,
	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

Computer equipment	1,128,844	1,956,642	296,461
Office building	363,198	391,895	59,378
Office building related facility, machinery and equipment	118,844	137,542	20,840
Internal-use software development costs	44,925	37,022	5,609
Vehicles	4,020	6,829	1,035
Office equipment	57,687	82,431	12,490
Leasehold improvements	31,118	74,793	11,332
Construction in progress	15,637	14,797	2,242

	1,764,273	2,701,951	409,387
Less: Accumulated depreciation	(766,716)	(1,079,539)	(163,567)

	997,557	1,622,412	245,820

Depreciation expense was RMB259.64 million, RMB285.20 million and RMB380.89 million (US $57.71 million) for the years ended December 31, 2008, 2009 and 2010, respectively.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS

7.	GOODWILL AND INTANGIBLE ASSETS

Goodwill

The changes in the carrying amount of goodwill are as follows:

	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

Balance as of January 1	51,082	63,691	9,650
Goodwill acquired	12,609	—	—
Foreign currency translation adjustment	—	(5)	(1)

Balance as of December 31	63,691	63,686	9,649

Intangible assets

Intangible assets consist of the following:

	As of December 31, 2009
	Gross		Net
	Carrying	Accumulated	Carrying
	Value	Amortization	Value
	RMB	RMB	RMB
	(In thousands)

Finite-lived:
Land use right	97,611	(5,043)	92,568
Domain names	14,825	(14,567)	258
Customer relationships	31,363	(21,165)	10,198
Non-competition agreements	1,115	(936)	179
Software	8,814	(1,616)	7,198
Contract-based assets	338	(226)	112
Trademark	1,727	(55)	1,672

	155,793	(43,608)	112,185

Indefinite-lived:
Domain names	9,360	—	9,360
Trademark	1,050	—	1,050

	10,410	—	10,410

	166,203	(43,608)	122,595

	As of December 31, 2010
	Gross		Net	Net
	Carrying	Accumulated	Carrying	Carrying
	Value	Amortization	Value	Value
	RMB	RMB	RMB	US $
		(In thousands)

Finite-lived:
Land use right	97,611	(6,995)	90,616	13,730
Domain names	14,860	(14,774)	86	13
Customer relationships	31,408	(26,870)	4,538	687
Non-competition agreements	1,115	(1,062)	53	8
Software	12,131	(3,572)	8,559	1,297
Contract-based assets	338	(281)	57	9
Trademark	1,727	(248)	1,479	224

	159,190	(53,802)	105,388	15,968

Indefinite-lived:
Domain names	9,360	—	9,360	1,418
Trademark	1,050	—	1,050	159

	10,410	—	10,410	1,577

	169,600	(53,802)	115,798	17,545

The Company’s indefinite-lived intangible assets include one domain name asset and the Company’s trademark of “BAIDU”. This domain name asset was acquired in July 2006 and is not subject to amortization, as the remaining useful life is indefinite. In addition, the Company’s trademark of “BAIDU” qualified as a China well-known trademark by the State Trademark Office in March 2008. The registration costs were recorded as an intangible asset not subject to amortization, as the remaining useful life is indefinite.

Amortization expense for the years ended December 31, 2008, 2009 and 2010 was RMB12.08 million, RMB10.73 million and RMB10.25 million (US $1.55 million), respectively. Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years is as follows:

	RMB	US $
	(In thousands)

For the year ending December 31,
2011	7,944	1,204
2012	5,455	827
2013	4,488	680
2014	3,166	480
2015	2,815	427

Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2010
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

8.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,
	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

Accrued payroll and welfare	95,412	150,160	22,752
Accrued operating expenses	162,963	297,248	45,038
Tax payable	147,656	295,432	44,762
Distributors’ deposits	3,971	7,431	1,126
Purchase of fixed assets	144,214	277,669	42,071
Traffic acquisition costs	109,305	133,864	20,282
Bandwidth costs	16,417	34,488	5,225
Professional expenses	19,420	25,937	3,930
Customers’ deposits on e-commerce platform	19,513	38,278	5,800
Others	30,990	57,264	8,676

	749,861	1,317,771	199,662

The increase in accrued operating expenses resulted primarily from the incentives accrued for advertising agents.

The increase in purchase of fixed assets was mainly due to the purchase of computer equipment.

The increase in traffic acquisition costs was primarily due to the growth of revenue contribution from Baidu Union members.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
INCOME TAXES

9.	INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries and VIEs in the PRC and Japan. It also has intermediate holding companies in the British Virgin Islands (“BVI”) and Hong Kong. Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands and BVI withholding tax will be imposed. Under the Hong Kong tax laws, Baidu Hong Kong is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

Under the current EIT Law which has been effective since 2008, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are subject to a unified 25% enterprise income tax rate, except for certain entities that enjoyed the tax holidays.

An enterprise recognized as a qualified “High and New Technology Enterprise” (“HNTE”) after 2008 is granted the preferential EIT rate of 15%. If an enterprise, which was recognized as a “HNTE” before 2008, is also verified as a HNTE after 2008, it is entitled to its remaining tax holiday granted before 2008 and a preferential EIT rate of 15% upon expiration of the tax holiday thereafter. In accordance with tax circular Guoshuihan [2010] No. 157, a qualified HNTE which is in the transitional period of the preferential reduction of tax rates may choose to enjoy a subsequent 50% reduction on the transitional tax rate, or a preferential EIT rate of 15% without further 50% reduction.

A qualified “Software Enterprise” is entitled to 2-year exemption and subsequent 50% tax rate reduction for 3 years. If the applicable preferential EIT rate for a ‘‘ Software Enterprise” before 2008 is 15%, it enjoys gradual increase in tax rate from 2008 to 2012, specifically, 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011, and 25% in 2012 according to Guofa [2007] No. 39. Thus, if an enterprise was recognized as a qualified “Software Enterprise” before 2008 and still retains this qualification after 2008, the tax exemptions and deductions enjoyed by the qualified “Software Enterprise” are based on the applicable tax rates.

Baidu Online, recognized as a qualified “HNTE” after 2008, has enjoyed the preferential EIT rate of 15% from 2008.

Baidu Times, a qualified “HNTE” before 2008, was granted prior to the effectiveness of the current EIT Law, tax holidays for several years, that is, a 3-year tax exemption from 2006 to 2008, and a subsequent 50% tax reduction on the transitional tax rate for 2 years from 2009 to 2010, namely, 10% in 2009 and 11% in 2010.

Baidu China, was recognized as a qualified “Software Enterprise” before 2008 and still retains this qualification after 2008, and thus is entitled to 2-year exemption from 2006 to 2007 and subsequent 50% tax rate reduction for 3 years from 2008 to 2010 at 9% in 2008, 10% in 2009, and 11% in 2010.

Under the current EIT Law, dividends paid by a FIE to any of its foreign non-resident enterprise investors are subject to a 10% withholding tax. Thus, the dividends, if and when payable by Baidu Online to Baidu BVI, would be subject to 10% withholding tax. A lower tax rate will be applied if such foreign non-resident enterprise investor’s jurisdiction of incorporation has signed a tax treaty or arrangement for the avoidance of double taxation and the prevention of fiscal evasion with respect to taxes on income with China. There is such a tax arrangement between PRC and Hong Kong. Thus, the dividends, if and when payable by Baidu Times and Baidu China to Baidu HK, would be subject to 5% withholding tax rather than statutory rate of 10% provided that Baidu HK meets the requirements stipulated by relevant PRC tax regulations. Furthermore, pursuant to the applicable circular and interpretations of the current EIT Law, dividends from earnings created prior to 2008 but distributed after 2008 are not subject to withholding income tax.

Moreover, the current EIT Law treats enterprises established outside of China with “effective management and control” located in China as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC Enterprise Income Tax at the rate of 25% on its worldwide income for the period after January 1, 2008. As of December 31, 2010, the Company has not accrued for PRC tax on such basis. The Company will continue to monitor its tax status.

Japan

Baidu Japan with a paid-in capital in excess of JPY100.00 million is subject to national income tax of 30%. Baidu Japan is also subject to inhabitants tax, assessed by both prefectures and municipalities. Inhabitants tax is computed as a percentage of national income tax. The per capita tax is based on the Company’s capitalization and the number of employees. In addition, Baidu Japan is subject to a corporate enterprise tax on a pro forma basis based on the amount of taxable profit subject to the corporate tax, added-value components, (e.g. labor costs, net interest and rental payments, income/loss for current year) and a capital component. Baidu Japan has been in a cumulative loss position since its inception.

The Company had minimal operations in jurisdictions other than the PRC. Income (loss) before income taxes consists of:

	For the Years Ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US $
	(In thousands)

PRC	1,360,326	1,907,575	4,321,910	654,834
Non-PRC	(196,147)	(224,454)	(260,747)	(39,507)

	1,164,179	1,683,121	4,061,163	615,327

The pre-tax losses from non-PRC operations consists primarily of the operating costs, administration expenses, interest income and charges for share-based compensation. Income taxes consist of:

	For the Years Ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US $
	(In thousands)

Current income tax	129,885	222,778	616,994	93,483
Income tax refund due to reduced transitional tax rate	—	(13,923)	(6,625)	(1,004)
Deferred income tax benefit	(58,553)	(62,308)	(129,415)	(19,608)
Valuation allowance	44,739	51,470	55,041	8,340

	116,071	198,017	535,995	81,211

The reconciliation of tax computed by applying respective statutory income tax rate to pre-tax income is as follows (Amounts in thousands of Renminbi (“RMB”), and in thousands of U.S. Dollars (“US $”), except for per share data):

	For the Years Ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US $
	(In thousands)

Expected taxation at PRC EIT statutory rate	291,045	420,780	1,015,329	153,837
Effect of differing tax rates in different jurisdictions	3,533	5,101	8,416	1,275
Permanent differences — non-taxable income	(2,121)	(6,640)	(733)	(111)
Permanent differences — non-deductible expenses	2,703	9,001	10,935	1,656
Tax incentives relating to R&D expenditures	(17,848)	(9,125)	(22,925)	(3,473)
Effect of tax exemption and reduction inside PRC	(205,980)	(258,647)	(533,802)	(80,879)
Income tax refund due to overpaid provisional tax	—	(13,923)	(6,625)	(1,004)
Addition of under-provided EIT for previous years	—	—	10,359	1,570
Addition to valuation allowance	44,739	51,470	55,041	8,340

Taxation for the year	116,071	198,017	535,995	81,211

Effective tax rate	9.97%	11.76%	13.20%	13.20%
Basic earnings per share for Class A and Class B ordinary shares effect of tax exemptions and reductions inside the PRC	6.02	7.48	15.34	2.32

The Company’s effective tax rate increased in fiscal year 2010 compared with 2009, primarily due to the increase of the preferential EIT rates for Baidu China and Baidu Times, which increased from 10% to 11% and 7.5% to 11%, respectively.

The tax effects of temporary differences that give rise to the deferred tax balance at December 31, 2009 and 2010 are as follows:

	December 31,
	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

Provision for doubtful receivables	2,103	1,964	298
Fixed assets depreciation	37,800	41,089	6,225
Net operating loss carry-forward	117,964	173,644	26,310
Accrued expenses, payroll and others	10,007	80,592	12,211

Deferred tax assets	167,874	297,289	45,044
Valuation allowance	(124,918)	(179,959)	(27,267)

Deferred tax assets, net	42,956	117,330	17,777

The Company does not believe that sufficient positive evidence exists to conclude that the recoverability of Baidu Japan’s net deferred tax assets is more likely than not to be realized. Consequently, the Company has provided full valuation allowances on the related net deferred tax assets.

As of December 31, 2010, the Company had net operating losses of approximately RMB461.00 million (US $69.85 million) from Baidu Japan, Baidu HK and PRC entities, which can be carried forward to offset future net profit for income tax purposes. The Japan net operating loss will expire beginning 2015; the PRC net operating loss will expire beginning 2014; and the HK net operating loss can be carried forward without an expiration date.

The Company has evaluated its income tax uncertainty under ASC 740-10. ASC 740-10 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position, if and when required, as part of income tax expense in the consolidated statements of operations. As of December 31, 2010, there is no significant tax uncertainty impact on the Company’s financial position and result of operations.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2009 and 2010 on the basis of its intent to permanently reinvest foreign subsidiaries’ earnings. If these foreign earnings were to be repatriated in the future, the related tax liability may be reduced by any foreign income taxes previously paid on these earnings. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable. In the case of its VIEs, undistributed earnings were insignificant as of each of the balance sheet dates.

In general, the PRC and Japanese tax authorities have up to five and seven years respectively to conduct examinations of the Company’s tax filings. Accordingly, the PRC subsidiaries’ tax years 2007-2010 and the Japanese subsidiary’s tax years 2007-2010 remain open to examination by the respective taxing jurisdictions.

Loans Payable, Noncurrent	12 Months Ended
Dec. 31, 2010
Loans Payable Noncurrent [Abstract]
LOANS PAYABLE, NONCURRENT

10.	LOANS PAYABLE, NONCURRENT

On October 27, 2010, Baidu Netcom borrowed a loan from the Export-Import Bank of China to finance some of its government-sponsored research projects, at the annual interest rate of 5.60%, with respect to which the government will provide a cash subsidy at the amount that approximates the interest of the loan. The commitment of the unsecured bank loan amounts to RMB140.00 million (US $21.21 million) and can be borrowed from time to time within 3 years. As of December 31, 2010, Baidu Netcom borrowed RMB86.00 million (US $13.03 million) under the commitment. The loan will be repaid according to the following schedule from July 30, 2012. Baidu Netcom has the right to repay and may terminate the loan upon a notice in advance.

	Principal Amount
Due Date	RMB	US $
	(In thousands)

July 30, 2012	23,000	3,485
October 30, 2012	23,000	3,485
January 30, 2013	23,000	3,485
April 30, 2013	17,000	2,575

	86,000	13,030

Employee Defined Contribution Plan	12 Months Ended
Dec. 31, 2010
Employee Defined Contribution Plan [Abstract]
EMPLOYEE DEFINED CONTRIBUTION PLAN

11.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the Group make contributions to the government for these benefits based on certain percentages of the employees’ salaries. The Company has no legal obligation for the benefits beyond the contributions. The total amounts for such employee benefits, which were expensed as incurred, were RMB98.18 million, RMB141.84 million and RMB218.88 million (US $33.16 million) for the years ended December 31, 2008, 2009 and 2010, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

12.	COMMITMENTS AND CONTINGENCIES

Capital commitments

The Company’s capital commitments relate primarily to expenditures on computer equipment and the consideration in relation to a business combination that will be closed in 2011. Total capital commitments contracted but not yet reflected in the financial statements amounted to RMB168.40 million (US $25.52 million) at December 31, 2010. All of these capital commitments are to be fulfilled within the next year.

Operating lease commitments

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Payments under operating leases are expensed on a straight-line basis over the periods of the respective leases. Total rental expense under all operating leases was RMB68.86 million, RMB84.43 million and RMB76.87 million (US $11.65 million) for the years ended December 31, 2008, 2009 and 2010, respectively.

Future minimum payments under non-cancelable operating leases with initial terms of one-year or more consist of the following at December 31, 2010:

	RMB	US $
	(In thousands)

2011	259,927	39,383
2012	171,275	25,951
2013	151,748	22,992
2014	111,659	16,918
2015	75,457	11,433
Thereafter	79,749	12,083

	849,815	128,760

Guarantees

The Company accounts for guarantees in accordance with ASC subtopic 460-10 (“ASC 460-10”), Guarantees: Overall. Accordingly, the Company evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460-10, (b) the guarantee is subject to ASC 460-10 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

The corporate by-laws require that the Company indemnify its officers and directors, as well as those who act as directors and officers of other entities at the Company’s request, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with any proceedings arising out of their services to the Company. In addition, the Company has entered into separate indemnification agreements with each director and each executive officer of the Company that provide for indemnification of these directors and officers under similar circumstances and under additional circumstances. The indemnification obligations are more fully described in the by-laws and the indemnification agreements. The Company purchases standard directors and officers insurance to cover claims or a portion of the claims made against its directors and officers. Since a maximum obligation is not explicitly stated in the Company’s by-laws or in the indemnification agreements and will depend on the facts and circumstances that arise out of any future claims, the overall maximum amount of the obligations cannot be reasonably estimated.

Historically, the Company has not been required to make payments related to these obligations, and the fair value for these obligations is zero in the consolidated balance sheets as of December 31, 2009 and 2010.

Baidu Online has unconditionally guaranteed the repayment of RMB-denominated bank loans from Export-Import Bank of China and related interest and fees of Baidu Netcom. The guarantees continue until the loans, including accrued interest and fees, have been repaid in full. These guarantees expire in 2012. The maximum exposure to the Company under this commitment is RMB140.00 million (US $21.21 million) as of December 31, 2010 and is limited to the sum of unpaid principal and interest, as well as other related expenses.

Litigation

Baidu Netcom, Baidu China, Baidu Online and Baidu Times were involved in certain cases pending in various PRC courts and arbitration as of December 31, 2010. These cases include copyright infringement cases, unfair competition cases, and defamation cases, among others. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could result in a loss of revenue or otherwise harm the business of the Company.

As of December 31, 2010, the plaintiffs claimed compensation of RMB132.95 million (US $20.14 million). Although the results of litigation and claims cannot be predicted with certainty, the Company does not expect the outcome of the matters discussed above will result in a material adverse effect on its business, consolidated financial position, results of operations or cash flows.

Stockholders' Equity	12 Months Ended
Dec. 31, 2010
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

13.	SHAREHOLDERS’ EQUITY

Ordinary shares

Upon completion of the Company’s initial public offering (“IPO”) in August 2005, 16,648,877 Class B Ordinary shares were issued upon conversion of all convertible preferred shares. In addition, immediately following the closing of the IPO, the Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 870,400,000 ordinary shares at a par value of US $0.00005 per share, of which 825,000,000 shares were designated as Class A ordinary shares, 35,400,000 as Class B ordinary shares, and 10,000,000 shares designated as preferred shares. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. There were 122,856, 419,654 and 650,000 Class B ordinary shares transferred to Class A ordinary shares in 2008, 2009 and 2010, respectively.

As of December 31, 2010 there were 27,045,340 and 7,804,332 Class A and Class B ordinary shares outstanding, respectively. As of December 31, 2009 and 2010, there were no preferred shares issued and outstanding.

Comprehensive Income

Comprehensive income is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Comprehensive income is reported in the consolidated statements of shareholders’ equity. Accumulated other comprehensive income (loss) of the Company consists of foreign currency translation adjustments.

Retained earnings

In accordance with the Regulations on Enterprises with Foreign Investment of China and their articles of association, the Company’s PRC subsidiaries, being foreign invested enterprises established in China, are required to make appropriations to certain statutory reserves, namely a general reserve fund, an enterprise expansion fund, a staff welfare fund and a bonus fund, all of which are appropriated from net profit as reported in their PRC statutory accounts. Each of the Company’s subsidiaries is required to allocate at least 10% of its after-tax profits to a general reserve fund until such fund has reached 50% of its respective registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus funds are at the discretion of the board of directors of the Company’s subsidiaries.

In accordance with the China Company Laws, the Company’s VIEs must make appropriations from their after-tax profits as reported in their PRC statutory accounts to non-distributable reserve funds, namely a statutory surplus fund, a statutory public welfare fund and a discretionary surplus fund. Each of the Company’s VIEs is required to allocate at least 10% of its after-tax profits to the statutory surplus fund until such fund has reached 50% of its respective registered capital. Appropriation to the statutory public welfare fund is 5% to 10% of the after-tax profits as reported in the PRC statutory accounts. Effective from January 1, 2006, under the revised China Company Laws, appropriation to the statutory public welfare fund is no longer mandatory. Appropriations to the discretionary surplus fund are made at the discretion of the Company’s VIEs.

General reserve and statutory surplus funds are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company. Staff welfare and bonus fund and statutory public welfare funds are restricted to capital expenditures for the collective welfare of employees. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.

	December 31,
	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

PRC statutory reserve funds	187,675	238,107	36,077
Unreserved retained earnings	3,252,854	6,727,590	1,019,332

	3,440,529	6,965,697	1,055,409

Under PRC laws and regulations, there are restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid up capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of VIEs in which the Company has no legal ownership, totaling approximately RMB879.43 million and RMB1.15 billion (US $174.59 million) as of December 31, 2009 and 2010, respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
EARNINGS PER SHARE

14.	EARNINGS PER SHARE (“EPS”)

On April 28, 2010, the Company announced a change in the ratio of its American depositary shares (“ADSs”) representing Class A ordinary shares from one ADS for one share to ten ADSs for one share, effective on May 12, 2010. For Baidu’s ADS holders, this ratio change has the same effect as ten-for-one ADS split.

The following table sets forth the computation of basic and diluted net income per share for Class A and Class B ordinary shares.

(Amounts in thousands of Renminbi (“RMB”), and in thousands of U.S. Dollars (“US $”), except for number of shares, per share and per ADS data)

	For the Years Ended December 31,
	2008		2009		2010
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US $	RMB	US $

Earnings per share — basic:
Numerator
Allocation of undistributed earnings	772,330	275,778	1,107,191	377,913	2,690,712	407,683	834,456	126,433
Denominator
Weighted average ordinary shares outstanding	25,214,154	9,003,290	25,773,593	8,797,198	26,566,454	26,566,454	8,238,907	8,238,907

Denominator used for earnings per share	25,214,154	9,003,290	25,773,593	8,797,198	26,566,454	26,566,454	8,238,907	8,238,907
Earnings per share — basic	30.63	30.63	42.96	42.96	101.28	15.35	101.28	15.35

Earnings per share — diluted:
Numerator
Allocation of undistributed earnings for diluted computation	765,509	282,599	1,107,067	378,037	2,693,365	408,085	831,803	126,031
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	282,599	—	378,037	—	831,803	126,031	—	—

Allocation of undistributed earnings	1,048,108	282,599	1,485,104	378,037	3,525,168	534,116	831,803	126,031
Denominator
Weighted average ordinary shares outstanding	25,214,154	9,003,290	25,773,593	8,797,198	26,566,454	26,566,454	8,238,907	8,238,907
Conversion of Class B to Class A ordinary shares	9,003,290	—	8,797,198	—	8,238,907	8,238,907	—	—
Share-based awards	500,046	357,512	205,576	55,210	112,474	112,474	350	350

Denominator used for earnings per share	34,717,490	9,360,802	34,776,366	8,852,408	34,917,835	34,917,835	8,239,257	8,239,257
Earnings per share — diluted	30.19	30.19	42.70	42.70	100.96	15.30	100.96	15.30

Earnings per ADS:
Denominator used for earnings per ADS — basic	252,141,540	—	257,735,930	—	265,664,540	265,664,540	—	—
Denominator used for earnings per ADS — diluted	347,174,900	—	347,763,660	—	349,178,350	349,178,350	—	—
Earnings per ADS — basic	3.06	—	4.30	—	10.13	1.53	—	—

Earnings per ADS — diluted	3.02	—	4.27	—	10.10	1.53	—	—

Share-Based Awards Plan	12 Months Ended
Dec. 31, 2010
Share-Based Awards Plan [Abstract]
SHARE-BASED AWARDS PLAN

15.	SHARE-BASED AWARDS PLAN

Incentive Compensation Plans

In January 2000, the Company adopted the 2000 Option Plan (the “2000 Plan”). The 2000 Plan provided for the granting of share options and restricted ordinary shares to employees and consultants of the Company. All the options granted to Company employees and consultants under the 2000 Plan were nonqualified share options (“NSO”). The Company reserved 5,040,000 ordinary shares for issuance under the 2000 Plan. Under the 2000 Plan, which has expired during 2010, options granted generally vest 25% after the first year of service and ratably each month over the remaining 36-month period.

In December 2008, the Company amended the 2000 Plan by adding a new section regarding adjustment of exercise price. The exercise price per share subject to an option might be amended or adjusted in the absolute discretion of the 2000 Plan administrator, which was the Board of Directors, and the determination of which should be final, binding and conclusive. A downward adjustment of the exercise prices should be effective without the approval of the Company’s shareholders or the approval of the affected grantees.

In December 2008, the Company adopted a share incentive plan (the “2008 Plan”). The 2008 Plan provides for the granting of share incentives, which include incentive share option (“ISO”), restricted shares and any other form of award pursuant to the 2008 Plan, to members of the board, employees and consultants of the Company. However, the Company may grant ISOs only to its employees. The Company has reserved 3,428,777 ordinary shares for issuance under the 2008 Plan, which will expire in the year 2018. The vesting schedule, time and condition to exercise options will be determined by the compensation committee. The term of the options may not exceed ten years from the date of the grant, except that five years is the maximum term of an ISO granted to an employee who holds more than 10% of the voting power of the Company’s share capital.

Under the 2008 Plan, the exercise price per share subject to an option may be amended or adjusted at the discretion of the compensation committee, the determination of which shall be final, binding and conclusive. To the extent not prohibited by applicable laws or exchange rules, a downward adjustment of the exercise prices shall be effective without the approval of the Company’s shareholders or the approval of the affected grantees. If the Company grants an ISO to an employee who, at the time of that grant, owns shares representing more than 10% of the voting power of all classes of the Company’s share capital, the exercise price cannot be less than 110% of the fair market value of the Company’s ordinary shares on the date of that grant.

Starting from February 15, 2006, the Company has granted restricted Class A ordinary shares (“Restricted Shares”) of the Company. Terms for Restricted Shares are the same as share options except that Restricted Shares do not require exercise and have a two to four years vesting term.

The following table summarizes the option activity for the year ended December 31, 2010:

			Weighted
			Average	Aggregate
		Weighted	Remaining	Intrinsic
	Number of	Average	Contractual	Value (US $)
Share Option	Shares	Exercise Price	Life (Years)	(In thousands)

Outstanding, December 31, 2009	154,674	US $110.80	2.56	46,469
Granted	23,729	US $610.08
Exercised	(59,068)	US $92.00
Forfeited/Cancelled	(19,175)	US $133.49
Expired	(985)	US $17.95

Outstanding, December 31, 2010	99,175	US $237.99	2.57	72,164

Vested and expected to vest at December 31, 2010	94,655	US $232.69	2.52	69,375

Exercisable at December 31, 2010	55,089	US $115.11	1.4	46,836

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2010 and the exercise price.

Total intrinsic value of options exercised for the three years ended December 31, 2008, 2009 and 2010 was RMB465.25 million, RMB340.13 million and RMB263.97 million (US $40.00 million), respectively.

As of December 31, 2010, there was RMB51.32 million (US $7.78 million) unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a weighted-average vesting period of 2.90 years. To the extent the actual forfeiture rate is different from original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

On February 11, 2009, the Company cancelled options previously granted to certain executives with the exercise price significantly higher than the fair market value at that time, and concurrently re-granted the same number of options at the then current fair market value. The vesting of the replacement option starts from the date of grant, and all other terms remain the same as the original option. The cancellation and re-grant was intended to provide incentives for these executives. In accordance with ASC 718-10, the Company accounted for the cancellation of an award accompanied by the concurrent grant of a replacement award as a modification of the terms of the cancelled award. Therefore, incremental compensation cost was measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. The incremental cost resulting from the cancellation and replacement was US $0.60 million. The cost is being amortized on a straight-line basis over the vesting term of four years of the replacement option.

Restricted Shares

Restricted shares activity for the year ended December 31, 2010 was as follows:

		Weighted
		Average
	Number of	Grant Date
Restricted Shares	Shares	Fair Value

Nonvested, December 31, 2009	47,694	US $	224.34
Granted	44,390	US $	701.15
Vested	(37,312)	US $	220.09
Forfeited	(5,155)	US $	329.26

Nonvested, December 31, 2010	49,617	US $	643.22

As of December 31, 2010, there was RMB162.53 million (US $24.63 million) unrecognized share-based compensation cost related to restricted shares. That deferred cost will be recognized over a weighted-average vesting period of 2.66 years. To the extent the actual forfeiture rate is different from the original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

The fair value of each option award was estimated on the date of grant using the Black-Scholes Method valuation model. The volatility assumption was estimated based on implied volatility and historical volatility of the Company’s share price applying the guidance provided by ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall. The Company considered the comparable data in 2008 because the Company had limited relevant historical information to support the expected volatility assumption as the Company has been a public company only since August 2005. The Company begins to estimate the volatility assumption solely based on its historical information since 2009. Assumptions about the expected term were based on the vesting and contractual terms and employee demographics. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table presents the assumptions used to estimate the fair values of the share options granted in the periods presented:

	2008	2009	2010

Risk-free interest rate	1.74%~2.60%	1.18%	0.61%~1.13%
Dividend yield	—	—	—
Expected volatility range	63.52%~70.82%	85.43%	64.76%~69.70%
Weighted average expected volatility	66.54%	85.43%	68.12%
Expected life (in years)	1.63~2.64	2.65	2.65~2.66

In addition, the Company recognizes share-based compensation expense net of an estimated forfeiture rate and therefore only recognizes compensation cost for those shares expected to vest over the service period of the award. The estimation of the forfeiture rate is based primarily upon historical experience of employee turnover. To the extent the Company revises this estimate in the future, the share-based payments could be materially impacted in the year of revision, as well as in following years. During the year ended December 31, 2010, the estimated forfeiture rate decreased for the employee group primarily due to changes in historical employee turnover rates.

The exercise price of options granted during the years 2008, 2009, and 2010 equaled the market price of the ordinary shares on the grant date. The weighted-average grant-date fair value of options granted during the years 2008, 2009, and 2010 was US $136.97, US $94.10, and US $279.69, respectively.

The total fair value of shares vested during the years ended December 31, 2008, 2009 and 2010 was RMB37.57 million, RMB201.83 million, RMB237.71 million (US $36.02 million), respectively.

Total compensation cost recognized is as follows:

	For the Years Ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US $
	(In thousands)

Cost of revenues	4,542	6,374	6,302	955
Selling, general and administrative	41,651	38,681	36,811	5,577
Research and development	37,784	41,263	50,623	7,670
Share-based compensation cost capitalized as part of internally used software in fixed assets	2,706	1,217	226	35

	86,683	87,535	93,962	14,237

Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

16.	RELATED PARTY TRANSACTIONS

The amounts due from related parties mainly represent payments due from advertising services provided and borrowings provided by the Company to its equity investees. The amounts due from equity investees are unsecured and repayable on contract terms, which arose in the ordinary course of business.

The amounts due to related parties represent unsecured and interest free short-term loans provided by the Company’s equity investees, which arose in the ordinary course of business.

Segment Reporting	12 Months Ended
Dec. 31, 2010
Segment Reporting [Abstract]
SEGMENT REPORTING

17.	SEGMENT REPORTING

In accordance with ASC subtopic 280-10 (“ASC 280-10”), Segment Reporting: Overall, the Company’s chief operating officer relies upon consolidated results of operations when making decisions about allocating resources and assessing performance of the Company; hence, the Company has only one single operating segment. The Company does not distinguish between markets or segments for the purpose of internal reporting.

The Company’s revenue and long-lived assets are primarily derived from and located in the PRC. The Company has only minimal operations in Japan and other countries.

The following table sets forth revenues by geographic area:

	For the Years Ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US $
	(In thousands)

Revenues:
PRC	3,194,635	4,441,580	7,898,805	1,196,789
Non-PRC	3,617	6,196	16,269	2,465

	3,198,252	4,447,776	7,915,074	1,199,254

The following table sets forth long-lived assets by geographic area:

	December 31,
	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

Long-lived assets:
PRC	1,093,681	1,785,511	270,532
Non-PRC	49,720	45,872	6,950

	1,143,401	1,831,383	277,482

Fair Value Measurement	12 Months Ended
Dec. 31, 2010
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

18.	FAIR VALUE MEASUREMENT

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurements and Disclosures: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured at fair value on a recurring basis

In accordance with ASC 820-10, the Company measures cash equivalents and debt and equity securities, including held-to-maturity, trading and available-for-sale securities, at fair value. Cash equivalents are valued using quoted market prices. The Company’s held-to-maturity securities, including fixed-rate investments and adjustable-rate investments, are stated at amortized cost with the fair value determined based on the discounted cash flow model using the discount curve of market interest rates. The Company’s short-term available-for-sale securities were recorded at fair value based on quoted market prices. The Company’s long-term available-for-sale securities were initially recognized at the market price. The fair value on December 31, 2010 was determined by using the income approach based on inputs that are unobservable in the market.

In May 2010, the Company acquired a long-term investment in 6DXchange Inc., which is classified as an available-for-sale security. As there was no readily determinable fair value for the investment in 6DXchange Inc., the Company estimated its fair value as of December 31, 2010 using an income approach by considering cash flow forecasts, discount rate, actual and projected operational performance and certain market data related to the business of 6DXchange Inc. As of December 31, 2010, the fair value of long-term investments in available-for sale securities approximates the cost of the investment of US $3.79 million. There has been no impairment charge of this long-term available-for-sale security during the year ended December 31, 2010.

Assets measured at fair value on a recurring basis are summarized below (in thousands):

	Fair Value Measurement at December 31, 2009 Using
	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Total Fair Value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2009
	(RMB)	(RMB)	(RMB)	(RMB)	(US $)

Cash equivalents:
Time deposits	1,658,678	—	—	1,658,678	251,315
Money market fund	234,782	—	—	234,782	35,573
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	381,503	—	381,503	57,803

	1,893,460	381,503	—	2,274,963	344,691

	Fair Value Measurement at December 31, 2010 Using
	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Total Fair Value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2010
	(RMB)	(RMB)	(RMB)	(RMB)	(US $)

Cash equivalents:
Time deposits	3,905,479	—	—	3,905,479	591,739
Money market fund	993,047	—	—	993,047	150,461
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	375,234	—	375,234	56,854
Long-term investments
Available-for-sale securities	—	—	24,814	24,814	3,760

	4,898,526	375,234	24,814	5,298,574	802,814

The following table presents a reconciliation for the Company’s assets measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3) for the year ended December 31, 2010 (in thousands):

	Significant Unobservable Inputs
	(Level 3)
	(RMB)	(US $)

Balance at December 31, 2009	—	—
Purchases	24,814	3,760
Change in unrealized gain (loss) included in other comprehensive income	—	—

Balance at December 31, 2010	24,814	3,760

Assets and liabilities measured at fair value on a nonrecurring basis

The Company measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be other-than-temporarily impaired.

For the year ended December 31, 2010, the Company recognized an impairment loss on fixed assets, with a charge to earnings, based on the fair value measurement (Level 3) on a non-recurring basis. The fair value was determined using a discounted cash flow model under income approach based on future revenues and operating costs, using internal projections. The impairment charge amounted to RMB12.40 million (US $1.88 million) for the year ended December 31, 2010, which resulted from reduced use of certain capitalized internal-use software due to changes in operations.

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events Abstract
SUBSEQUENT EVENTS

19.	SUBSEQUENT EVENTS

On January 31, 2011, the Company entered into agreements with NTT DOCOMO, INC. (“DCM”), pursuant to which the parties agreed to establish a joint venture to operate mobile value-added telecommunications services and provide multiple categories of digital content. According to the agreements, DCM will subscribe for new ordinary shares in the new joint venture in two installments in 2011, with a total consideration of US $22.50 million. The Company and DCM will ultimately hold 80% and 20% of the equity interest in the new joint venture respectively, upon the completion of the ordinary shares subscription.

On February 28, 2011, the Company entered into agreements with ANJUKE INC. (“ANJUKE”), a company incorporated and existing under the laws of the Cayman Islands, pursuant to which the Company agreed to subscribe for 1,981,378 series C preferred shares of ANJUKE with a total cash consideration of US $23.0 million. The Company will hold 5% of equity interest in ANJUKE on an as-converted basis and account for the investment under the cost method upon the completion of the preferred shares subscription.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies (Policies) [Abstract]
Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs in which the Company holds all the variable interests of VIEs through Baidu Online. All inter-company transactions and balances between the Company, its subsidiaries and VIEs are eliminated upon consolidation. The Company has included the results of operations of acquired businesses from the respective dates of acquisition.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Management evaluates estimates, including those related to the accounts receivable allowances, fair values of options to purchase the Company’s ordinary shares, fair values of certain equity investments, and deferred tax valuation allowance, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign Currency

The Company’s functional currency is the US $. The Company’s subsidiaries and VIEs determine their functional currencies based on the criteria of ASC subtopic 830-10 (“ASC 830-10”), Foreign Currency Matters: Overall, and have determined their functional currencies to be their respective local currency. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate its operating results and financial position, respectively. Any translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of shareholders’ equity. Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of income as a component of other income.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and primarily consist of cash and investments in interest bearing demand deposit accounts, time deposits, highly liquid investments and money market funds. All highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents.

Restricted Cash

Restricted cash consists of the cash balances deposited by the customers of the Company’s e-commerce platform.

In 2008, the Company introduced an e-commerce platform and an online payment platform which enables e-commerce merchants and customers to send and receive payments online. Cash balances deposited by the customers of the Company’s e-commerce platform are considered restricted because they cannot be used for the operations of the Group or any other purpose not designated by customers. When customers fund their accounts in the e-commerce platform using their bank accounts, the deposited balance is included in the Company’s bank account until customers either use the cash to settle their online transactions or withdraw the cash.

Investments

Short-Term Investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments which are stated at their approximate fair value. The Company accounts for short-term investments in accordance with ASC subtopic 320-10 (“ASC 320-10”), Investments — Debt and Equity Securities: Overall. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined on a specific identification method, and such gains and losses are reflected in the consolidated statements of income.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in the consolidated statements of income equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more likely than not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in the consolidated statements of income, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. Available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities would be recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.

Long-term Investments

The Company’s long-term investments consist of cost method investments, equity method investments and available-for-sale securities.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. The management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of income equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of income after the date of acquisition. The difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill included in equity method investment on the consolidated balance sheets. The Company evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of income when the decline in value is determined to be other-than-temporary.

The Company’s long-term investments in available-for-sale securities are the investments which are neither classified as cost method investments nor equity method investments. In accordance with ASC 320-10, Investments — Debt and Equity Securities: Overall, available-for-sale securities are reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized.

Fair Value Measurements of Financial Instruments

Financial instruments include cash and cash equivalents, short-term investments, accounts receivable, accounts payable and accrued liabilities, customer advances and deposits, deferred revenue, deferred income and loans payable. The carrying amounts of these financial instruments except for loans payable approximate fair value because of their generally short maturities. The carrying amount of loans payable approximates its fair value due to the fact that the related interest rates are reset each year based on prevailing market interest rates.

Research, Development, and Computer Software

Capitalization of Software Developed for Internal Use

The Company has capitalized certain internal use software development costs in accordance with ASC subtopic 350-40 (“ASC 350-40”), Intangibles-Goodwill and Other: Internal-Use Software, amounting to RMB19.49 million, RMB12.59 million and RMB10.38 million (US $1.57 million) for the years ended December 31, 2008, 2009 and 2010, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly include payroll and payroll-related costs for employees who are directly associated with and who devote time to the internal-use software projects during the application development stage. Capitalized internal-use software costs are included in fixed assets, net. The amortization expense for capitalized software costs amounted to RMB3.44 million, RMB9.77 million and RMB8.86 million (US $1.34 million) for the years ended December 31, 2008, 2009 and 2010, respectively. The unamortized amount of capitalized internal use software development costs was RMB26.16 million and RMB15.28 million (US $2.32 million) as of December 31, 2009 and 2010, respectively.

Research and Development Expenses

Research and development expenses consist primarily of personnel-related costs. The Company has expensed substantially all development costs included in the research and development of products and new functionality added to the existing products as incurred, except for certain internal-use software and certain core technologies with alternative future uses.

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation. Depreciation or amortization is recorded on a straight-line basis over the shorter of the estimated useful lives of the assets or the term of the related lease, as follows:

Office building	— 45 years
Office building related facility, machinery and equipment	— 15 years
Computer equipment	— 3 or 5 years
Internal use software development costs	— 3 years
Office equipment	— 3 or 5 years
Vehicles	— 5 years
Leasehold improvements	— over the shorter of lease terms or estimated useful lives of the assets

Fixed assets have no estimated residual value except for the office building and its related facility, machinery and equipment, which have an estimated residual value of 4% of the cost.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of income.

All direct and indirect costs that are related to the construction of fixed assets and incurred before the assets are ready for their intended use are capitalized as construction in progress. Construction in progress is transferred to specific fixed assets items and depreciation of these assets commences when they are ready for their intended use.

Goodwill and Intangible Assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20 (“ASC 350-20”), Intangibles — Goodwill and Other: Goodwill, which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. Baidu’s chief operating decision maker only reviews the Company’s discrete financials at its consolidated level and there are no segment managers who are held accountable by the Company’s chief operating officer or anyone else, for operations, operating results, and planning for levels or components below the consolidated level. Accordingly, consistent with the management’s operational perspective, the Company determines that it has only one reporting unit. Goodwill was tested for impairment in the annual impairment tests on December 31 in each year using the two-step process required by ASC 350-20. First, the Company reviewed the carrying amount of the reporting unit compared to the “fair value” of the reporting unit based on quoted market prices of the ordinary shares. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. That is, the Company would then prepare the discounted cash flow analyses. Such analyses are based on cash flow assumptions that are consistent with the plans and estimates being used to manage the business. An excess carrying value compared to fair value would indicate that goodwill may be impaired. Finally, if the Company determined that goodwill may be impaired, the implied fair value of the goodwill, as defined by ASC 350-20, would be compared to its carrying amount to determine the impairment loss, if any. There has been no impairment of goodwill in any of the years presented.

Intangible Assets

Intangible assets with finite lives are carried at cost less accumulated amortization. The land use right is amortized using a straight-line method over the shorter of its estimated economic life or the term of related land use right contract. All other intangible assets with finite lives are amortized using the straight-line method over the estimated economic life.

Intangible assets have weighted average useful lives from the date of purchase as follows:

Domain names	— 5.0 years
Customer relationships	— 4.9 years
Non-competition agreements	— 3.9 years
Software	— 5.9 years
Contract-based assets	— 2.3 years
Trademark	— 9.6 years
Land use right	— 50 years

Intangible assets with an indefinite useful life are not amortized. There have been no impairment charges on the Company’s intangible assets with finite useful lives in any of the years presented.

If the intangible assets that are not being amortized are subsequently determined to have a finite useful life, the assets will be tested for impairment in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill, and then amortized prospectively over their estimated remaining useful lives and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite useful lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired. There have been no impairment charges on the Company’s intangible assets with indefinite useful lives in any of the years presented.

Impairment of Long-Lived Assets Other Than Goodwill

The Company evaluates long-lived assets, such as fixed assets and purchased or internally developed intangible assets with finite lives, for impairment whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable in accordance with ASC subtopic 360-10 (“ASC 360-10”), Property, Plant and Equipment: Overall. When such events occur, the Company assesses the recoverability of the assets group based on the undiscounted future cash flow the assets group is expected to generate and recognizes an impairment loss when estimated undiscounted future cash flow expected to result from the use of the assets group plus net proceeds expected from disposition of the assets group, if any, is less than the carrying value of the assets group. If the Company identifies an impairment, the Company reduces the carrying amount of the assets group to its estimated fair value based on a discounted cash flow approach or, when available and appropriate, to comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgments had been utilized, the timing or the amount of any impairment charges could be different. Asset groups to be disposed of would be reported at the lower of the carrying amount or fair value less costs to sell, and no longer depreciated. The assets and liabilities of a disposal group classified as held for sale would be presented separately in the appropriate asset and liability sections of the balance sheet.

Accounts Receivable

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful debts is made when collection of the full amount is no longer probable. Bad debts are written off as incurred. The Company generally does not require collateral from its customers.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Company reviews the accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectibility of individual balances. In evaluating the collectibility of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s historical payment history, its current credit-worthiness and current economic trends.

Revenue Recognition

The Company recognizes revenue based on the following principles:

Online marketing services

(1) Auction-based pay-for-performance service

The Company’s auction-based pay-for-performance (“P4P”) platform enables a customer to place its website link and related description on the Company’s search result list. The customers make bids on keywords based on how much they are willing to pay for each click to their listings in the search results listed on the Company’s website and the relevance between the keywords and the customer’s businesses. Internet users’ search of the keyword will trigger the display of the listings. The ranking of the customer’s listing depends on both the bidding price and the listing’s relevance to the keyword searched. Customer pays the Company only when a user clicks on one of its website links. Revenue is recognized when a user clicks on one of the customer-sponsored website links, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC subtopic 605-10 (“ASC 605-10”), Revenue Recognition: Overall.

For certain P4P customers engaged through direct sales, the Company may provide certain value-added consultative support services to help its customers to better utilize its P4P online marketing system. Fees for such services are recognized as revenue on a pro-rata basis over the contracted service period.

(2) Other performance-based online marketing services

To the extent the Company provides online marketing services based on performance criteria other than click-throughs, such as the number of telephone calls brought to its customers, the number of users registered with its customers, or the number of minimum click-throughs, revenue is recognized when the specified performance criteria are met together with satisfaction of other applicable revenue recognition criteria as prescribed by ASC 605-10.

(3) Time-based online advertising services

For time-based online advertising services such as text links, banners, or other forms of graphical advertisements, the Company recognizes revenue, in accordance with ASC 605-10, on a pro-rata basis over the contractual term commencing on the date the customer’s advertisement is displayed in a specified webpage. For certain time-based contractual agreements, the Company may also provide certain performance guarantees, in which cases revenue is recognized at the later of the completion of the time commitment or performance guarantee.

(4) Online marketing services involving Baidu Union

Baidu Union is the program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging traffic of the Baidu Union members’ internet properties. The Company makes payments to Baidu Union members for acquisition of traffic. The Company recognizes gross revenue for the amount of fees it receives from its customers. Payments made to Baidu Union members are included in cost of revenues as traffic acquisition costs.

(5) Barter transactions

The Company engages in barter transactions from time to time and in such situations follows the guidance set forth in ASC subtopic 845-10 (“ASC 845-10”), Nonmonetary Transactions: Overall. While nonmonetary transactions are generally recorded at fair value, if such value is not determinable within reasonable limits, the transaction is recognized based on the carrying value of the product or services provided. The amount of revenues recognized for barter transactions was insignificant for each of the periods presented.

In addition, the Company recognized revenues for barter transactions involving advertising in accordance with ASC subtopic 605-20 (“ASC 605-20”), Revenue recognition: Services. However, neither the amount recognized nor the volume of such transactions qualified for income recognition was material for any of the periods presented.

In certain instances, the Company may be granted equity instruments in exchange for services. In accordance with ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based Payments to Non-Employees, if the Company provides services in exchange for equity instruments, the Company measures the fair value of those equity instruments for revenue recognition purposes as of the earlier of either of the following dates:

•	The date the parties come to a mutual understanding of the terms of the equity-based compensation arrangement and a commitment for performance by the Company to earn the equity instruments is reached;

•	The date at which the Company’s performance necessary to earn the equity instruments is completed.

If, as of the measurement date, the fair value of the equity instruments received is not determinable within reasonable limits, the transaction is recognized based on the fair value of the services provided. If the fair value of both the equity instruments received and the services provided cannot be determined, no revenue is recognized for the services provided and the equity instrument received is recorded at zero carrying value. The amount of revenues recognized for such transactions was insignificant in each of the years presented.

(6) Other revenue recognition related policies

If a sales arrangement involves multiple deliverables, and the arrangement is divided into separate units of accounting in accordance with ASC subtopic 605-25 (“ASC 605-25”), Revenue recognition: Multiple-Element Arrangements, the total revenue on such arrangement is allocated to the individual deliverables based on their relative fair values. If sufficient vendor-specific objective evidence of fair value does not exist for the allocation of revenue, the fee for the entire arrangement is recognized ratably over the term of the arrangement or upon the delivery of the last deliverable, when other revenue recognition criteria have been met.

The Company delivers some of its online marketing services to end customers through engaging third party distributors. In this context, the Company may provide cash incentives to distributors. The cash incentives are accounted for as reduction of revenue in accordance with ASC subtopic 605-50 (“ASC 605-50”), Revenue recognition: Customer Payments and Incentives.

The Company provides sales incentives to customers to entitle customers to receive reductions in the price of the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these award credits granted to members in conjunction with a current sale of products or services as a multiple-element arrangement by analogizing to ASC 605-25. The consideration allocated to the award credits, as deferred revenue is based on an assumption that the customer will purchase the minimum amount of future service necessary to obtain the maximum award credits available. The deferred revenue is recognized as revenue proportionately as the future services are delivered to the customer or when the loyalty points expire.

Cash received in advance from customers is recorded as customer advances and deposits. The unused cash balances remaining in customers’ accounts are included as a liability of the Company. Deferred revenue is recorded when services are provided before the other revenue recognition criteria set forth in ASC 605-10 are fulfilled.

The Company operates an online game platform, on which registered users could access games provided by online game developers. The rights and obligations of each party to the arrangement indicate that the Company is acting as an agent whereas the online game developer is the principal as a result of being the primary obligor in the arrangement. The Company recognizes the shared revenue, on a net basis, based on the ratios pre-determined with the online game developers when all the revenue recognition criteria set forth in ASC 605-10 are met, which is generally when the user purchases virtual currencies issued by the game developers through the Company’s payment channel. The amount of revenues recognized was not significant in each of the years presented.

Cost of Revenues

Cost of revenues consists primarily of business taxes and surcharges, traffic acquisition costs, bandwidth costs, depreciation, payroll and related costs of operations.

The Company incurs business taxes and surcharges in connection with the provision of online marketing services, technical and consultative service fees charged by Baidu Online to VIEs and other taxable services in the PRC. According to ASC subtopic 605-45 (“ASC 605-45”), Revenue Recognition: Principal Agent Considerations, the Company includes the business tax and surcharges incurred on its online marketing revenues in cost of revenues. The business tax and surcharges in cost of revenues for the years ended December 31, 2008, 2009 and 2010 were RMB200.09 million, RMB275.92 million and RMB504.85 million (US $76.49 million), respectively. Traffic acquisition costs represent the amounts paid or payable to Baidu Union members who direct search queries to the Company’s websites or distribute the Company’s customers’ paid links through their properties. These payments are primarily based on revenue sharing arrangements under which the Company pays its Baidu Union members a percentage of the fees it earns from its online marketing customers.

Advertising Expenses

Advertising expenses, primarily advertisements through various forms of media, are included in “Selling, general and administrative expense” in the consolidated statements of income and are expensed when incurred. Advertising expenses for the years ended December 31, 2008, 2009 and 2010 were RMB29.22 million, RMB77.80 million and RMB74.76 million (US $11.33 million), respectively.

Other Income, net

Other income, net consists primarily of interest income, government subsidies, impairment of long-term investments and non-operating expenses. Interest income is mainly generated from bank deposits and other interest-earning financial assets and is recognized on an accrual basis. Other income, net primarily consists of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. During the years ended December 31, 2008, 2009 and 2010, the Group received financial subsidies of RMB22.72 million, RMB42.50 million and RMB49.14 million (US $7.45 million), respectively, from various local PRC government authorities. There are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of financial subsidy is determined at the discretion of the relevant government authorities. Such amounts are recorded as other income when received and there are no further conditions to be met before recognition.

Leases

Leases have been classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed as incurred. The Company had no capital leases for the years ended December 31, 2008, 2009 and 2010.

Income Taxes

The Company recognizes income taxes under the liability method. Deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted tax rates in effect for the years in which the differences are expected to reverse. The Company records a valuation allowance against the amount of deferred tax assets that it determines is not more likely than not being realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company adopted the provisions of ASC subtopic 740-10 (“ASC 740-10”), Income Taxes: Overall, on January 1, 2007. ASC 740-10 clarified the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the financial statements. The Company has elected to classify interest and penalties related to an uncertain tax position (if and when required) as part of income tax expense in the consolidated statements of income. As of and for the years ended December 31, 2008, 2009 and 2010, no unrecognized tax benefits or interest and penalties associated with uncertainty in income taxes have been recognized.

Share-based Compensation

The Company adopted ASC subtopic 718-10 (“ASC 718-10”), Compensation-Stock Compensation: Overall, using the modified prospective transition approach from January 1, 2006. Pursuant to ASC 718-10, the Company recognized share-based compensation expense over the requisite service periods for any share-based awards granted after January 1, 2006 based on the fair values of all share-based awards on the dates of grant.

The Company has elected to recognize share-based compensation after the date of adoption of ASC 718-10 using the straight-line method for all share-based awards issued. Forfeitures have been estimated based on historical experience and periodically reviewed. Cancellation of an award accompanied by the concurrent grant of a replacement award is accounted for as a modification of the terms of the cancelled award (“modification awards”). The compensation costs associated with the modification awards are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the replacement award over the fair value of the cancelled award at the cancellation date. Therefore, in relation to the modification awards, the Company recognizes share-based compensation over the vesting periods of the new options, which comprises, (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term and (2) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

The Company accounts for share awards issued to non-employees in accordance with the provisions of ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based Payments to Non-Employees. Under ASC 505-50, the Company uses the Black-Scholes option pricing model method to measure the value of options granted to non-employees at each vesting date to determine the appropriate charge to share-based compensation. ASC 718-10 also requires share-based compensation to be presented in the same manner as cash compensation rather than as a separate line item.

Earnings Per Share ("EPS")

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, using the two class method. Under the provisions of ASC 260-10, basic net income per share is computed using the weighted average number of ordinary shares outstanding during the period except that it does not include unvested ordinary shares subject to repurchase or cancellation. Diluted net income per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Potential ordinary shares consist of the incremental ordinary shares issuable upon the exercise of stock options, restricted shares subject to forfeiture, and contracts that may be settled in the Company’s stock or cash. The dilutive effect of outstanding stock options and restricted shares is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC subtopic 260-10 (“ASC 260-10”), Earnings Per Share: Overall, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net income per share of Class A ordinary shares, the undistributed earnings are equal to net income for that computation.

For the purposes of calculating the Company’s basic and diluted earnings per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. The Company has RMB8.20 billion (US $1.24 billion) in cash and cash equivalents, restricted cash and short-term investments. The Company has approximately RMB8.06 billion (US $1.22 billion) in cash, bank deposits and money market funds in the PRC, which constitute about 98.29% of total cash and cash equivalents and short-term investments. In the event of bankruptcy of one of the financial institutions in which the Company has deposits or investments, it may be unlikely to claim its deposits or investments back in full.

Accounts receivable are typically unsecured and derived from revenue earned from customers and agents in China, which are exposed to credit risk. The risk is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances. The Company maintains reserves for estimated credit losses and these losses have generally been within its expectations.

Business and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

No customer or any Baidu Union member generated greater than 10% of total revenues in any of the periods presented.

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC.

Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

The Company’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents and short-term investments denominated in the U.S. dollar. The functional currency of the Company is US $, and the reporting currency is RMB. Since July 21, 2005, the RMB has been permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. On June 19, 2010, the People’s Bank of China announced the end of the RMB’s de facto peg to US $, a policy which was instituted in late 2008 in the face of the global financial crisis, to further reform the RMB exchange rate regime and to enhance the RMB’s exchange rate flexibility. The exchange rate floating bands will remain the same as previously announced in the inter-bank foreign exchange market. The depreciation of the US $ against RMB was approximately 3.31% in 2010. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in U.S. dollars. As a result, an appreciation of RMB against the U.S. dollar would result in foreign currency translation losses when translating the net assets of the Company from the U.S. dollar into RMB.

The functional currency of the subsidiaries in Japan is Japanese Yen (“JPY”), and the reporting currency is RMB. During 2010, JPY appreciated by approximately 10.23% against RMB. The appreciation of JPY against RMB results in foreign currency translation gains when translating the net assets into RMB.

For the years ended December 31, 2008, 2009 and 2010, the net foreign currency translation loss resulting from the translation from the respective functional currencies to the RMB reporting currency recorded in the Company’s other comprehensive loss was RMB27.60 million, RMB3.96 million and RMB3.87 million (US $0.59 million), respectively.

Recent Accounting Pronouncements

In October 2009, the FASB issued ASU No. 2009-13 (“ASU 2009-13”), Multiple-Deliverable Revenue Arrangements. ASU 2009-13 amends ASC sub-topic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Element Arrangements, regarding revenue arrangements with multiple deliverables. This standard addresses how to determine whether an arrangement involving multiple deliverables contains more than one unit of accounting, and how the arrangement consideration should be allocated among the separate units of accounting. This standard establishes a selling price hierarchy for determining the selling price of a deliverable, which is based on: (a) vendor-specific objective evidence; (b) third-party evidence; or (c) estimated selling price. This standard also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. In addition, this standard significantly expands required disclosures related to a vendor’s multiple-deliverable revenue arrangements. This standard is effective for fiscal years beginning after June 15, 2010 and to be applied retrospectively or prospectively for new or materially modified arrangements. In addition, early adoption is permitted. The Company will adopt ASU 2009-13 beginning January 1, 2011 and the Company is in the process of assessing the impact of the adoption of the standard on its consolidated financial statements.

In April 2010, the FASB issued ASU No. 2010-13 (“ASU 2010-13”), Compensation-Stock Compensation (“ASC 718”): Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades. The objective of this standard is to address the classification of an employee share-based payment award with an exercise price dominated in the currency of a market in which the underlying equity security trades. ASC 718 provides guidance on the classification of a share-based payment award as either equity or liability. A share-based payment award that contains a condition that is not a market, performance, or service condition is required to be classified as a liability. ASU 2010-13 provide amendments to ASC 718 to clarify that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance, or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. Then amendments in this standard are effective for fiscal years, and interim periods within those fiscal years, beginning on or after December 31, 2010. Early application is permitted. The Company does not expect the adoption of ASU 2010-13 will have a material impact on its consolidated financial statements.

In December 2010, the FASB issued ASU No. 2010-28 (“ASU 2010-28”), Intangibles — Goodwill and Other (“ASC 350”): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. The objective of this standard is to address questions about entities with reporting units with zero or negative carrying amounts because some entities concluded that Step 1 of the test is passed in those circumstances because the fair value of their reporting unit will generally be greater than zero. The amendments in this standard modify Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. This standard is effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. Early adoption is not permitted. The Company does not expect the adoption of ASU 2010-28 will have a material impact on its consolidated financial statements.

In December 2010, the FASB issued ASU No. 2010-29 (“ASU 2010-29”), Disclosure of Supplementary Pro Forma Information for Business Combinations (“ASC 805”). The objective of this standard is to address diversity in practice about the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. This standard specifies that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This standard also expands the supplemental pro forma disclosures under ASC 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This standard is effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. Early adoption is permitted. The Company does not expect the adoption of ASU 2010-29 will have a material impact on its consolidated financial statements.

Guarantees

The Company accounts for guarantees in accordance with ASC subtopic 460-10 (“ASC 460-10”), Guarantees: Overall. Accordingly, the Company evaluates its guarantees to determine whether (a) the guarantee is specifically excluded from the scope of ASC 460-10, (b) the guarantee is subject to ASC 460-10 disclosure requirements only, but not subject to the initial recognition and measurement provisions, or (c) the guarantee is required to be recorded in the financial statements at fair value.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies (Tables) [Abstract]
Period over Which Fixed Assets Depreciation or Amortization Recorded on a Straight-line Basis

Office building	— 45 years
Office building related facility, machinery and equipment	— 15 years
Computer equipment	— 3 or 5 years
Internal use software development costs	— 3 years
Office equipment	— 3 or 5 years
Vehicles	— 5 years
Leasehold improvements	— over the shorter of lease terms or estimated useful lives of the assets

Intangible Assets Weighted Average Useful Lives from Date of Purchase

Domain names	— 5.0 years
Customer relationships	— 4.9 years
Non-competition agreements	— 3.9 years
Software	— 5.9 years
Contract-based assets	— 2.3 years
Trademark	— 9.6 years
Land use right	— 50 years

Investments (Tables)	12 Months Ended
Dec. 31, 2010
Investments (Tables) [Abstract]
Short-Term Investments

As of December 31, 2009
		Gross	Gross
		Unrecognized	Unrecognized
	Amortized	Holding	Holding	Fair	Fair
	Cost	Gains	Losses	Value	Value
	RMB	RMB	RMB	RMB	US $
(In thousands)

Short-term investments:
Held-to-maturity securities(1)
Fixed-rate investments	381,149	354	—	381,503	57,803

	381,149	354	—	381,503	57,803

As of December 31, 2010
		Gross	Gross
		Unrecognized	Unrecognized
	Amortized	Holding	Holding	Fair	Fair
	Cost	Gains	Losses	Value	Value
	RMB	RMB	RMB	RMB	US $
(In thousands)

Short-term investments:
Held-to-maturity securities(1)
Fixed-rate investments	376,492	5	(1,263)	375,234	56,854

	376,492	5	(1,263)	375,234	56,854

(1)	The Company’s held-to-maturity securities are stated at amortized cost and the fair value is determined based on a discounted cash flow model using the discount curve of market interest rates.

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2010
Accounts Receivable (Tables) [Abstract]
Accounts Receivable

	December 31,
	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

Accounts receivable	170,625	299,123	45,322
Less: Allowance for doubtful accounts	(9,015)	(2,223)	(337)

	161,610	296,900	44,985

Movements in allowance for doubtful accounts Balance

	2008	2009	2010	2010
	RMB	RMB	RMB	US $
		(In thousands)

Balance at the beginning of the year	3,581	8,561	9,015	1,366
Amounts charged to (credited against) costs and expenses	7,390	454	(6,792)	(1,029)
Write-offs	(2,410)	—	—	—

Balance at the end of the year	8,561	9,015	2,223	337

Other Assets, Current (Tables)	12 Months Ended
Dec. 31, 2010
Other Assets, Current (Tables) [Abstract]
Other Assets, Current

	December 31,
	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

Deposits	13,736	22,832	3,460
Advances to suppliers	8,965	14,913	2,260
Prepaid expenses	8,026	33,275	5,042
Interest receivable	5,469	5,994	908
Receivables from employees	52,118	25,014	3,790
Receivables from service provider	2,614	682	103
Other	139	944	143

	91,067	103,654	15,706

Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2010
Fixed Assets (Tables) [Abstract]
Fixed Assets

	December 31,
	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

Computer equipment	1,128,844	1,956,642	296,461
Office building	363,198	391,895	59,378
Office building related facility, machinery and equipment	118,844	137,542	20,840
Internal-use software development costs	44,925	37,022	5,609
Vehicles	4,020	6,829	1,035
Office equipment	57,687	82,431	12,490
Leasehold improvements	31,118	74,793	11,332
Construction in progress	15,637	14,797	2,242

	1,764,273	2,701,951	409,387
Less: Accumulated depreciation	(766,716)	(1,079,539)	(163,567)

	997,557	1,622,412	245,820

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2010
Goodwill and Intangible Assets (Tables) [Abstract]
Changes in carrying amount of goodwill

	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

Balance as of January 1	51,082	63,691	9,650
Goodwill acquired	12,609	—	—
Foreign currency translation adjustment	—	(5)	(1)

Balance as of December 31	63,691	63,686	9,649

Intangible assets

	As of December 31, 2009
	Gross		Net
	Carrying	Accumulated	Carrying
	Value	Amortization	Value
	RMB	RMB	RMB
	(In thousands)

Finite-lived:
Land use right	97,611	(5,043)	92,568
Domain names	14,825	(14,567)	258
Customer relationships	31,363	(21,165)	10,198
Non-competition agreements	1,115	(936)	179
Software	8,814	(1,616)	7,198
Contract-based assets	338	(226)	112
Trademark	1,727	(55)	1,672

	155,793	(43,608)	112,185

Indefinite-lived:
Domain names	9,360	—	9,360
Trademark	1,050	—	1,050

	10,410	—	10,410

	166,203	(43,608)	122,595

	As of December 31, 2010
	Gross		Net	Net
	Carrying	Accumulated	Carrying	Carrying
	Value	Amortization	Value	Value
	RMB	RMB	RMB	US $
		(In thousands)

Finite-lived:
Land use right	97,611	(6,995)	90,616	13,730
Domain names	14,860	(14,774)	86	13
Customer relationships	31,408	(26,870)	4,538	687
Non-competition agreements	1,115	(1,062)	53	8
Software	12,131	(3,572)	8,559	1,297
Contract-based assets	338	(281)	57	9
Trademark	1,727	(248)	1,479	224

	159,190	(53,802)	105,388	15,968

Indefinite-lived:
Domain names	9,360	—	9,360	1,418
Trademark	1,050	—	1,050	159

	10,410	—	10,410	1,577

	169,600	(53,802)	115,798	17,545

Intangible Assets, Future Amortization Expenses

	RMB	US $
	(In thousands)

For the year ending December 31,
2011	7,944	1,204
2012	5,455	827
2013	4,488	680
2014	3,166	480
2015	2,815	427

Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2010
Accounts Payable and Accrued Liabilities Current Tables [Abstract]
Accounts payable and accrued liabilities

	December 31,
	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

Accrued payroll and welfare	95,412	150,160	22,752
Accrued operating expenses	162,963	297,248	45,038
Tax payable	147,656	295,432	44,762
Distributors’ deposits	3,971	7,431	1,126
Purchase of fixed assets	144,214	277,669	42,071
Traffic acquisition costs	109,305	133,864	20,282
Bandwidth costs	16,417	34,488	5,225
Professional expenses	19,420	25,937	3,930
Customers’ deposits on e-commerce platform	19,513	38,278	5,800
Others	30,990	57,264	8,676

	749,861	1,317,771	199,662

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes (Tables) [Abstract]
Income (loss) before income taxes

	For the Years Ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US $
	(In thousands)

PRC	1,360,326	1,907,575	4,321,910	654,834
Non-PRC	(196,147)	(224,454)	(260,747)	(39,507)

	1,164,179	1,683,121	4,061,163	615,327

Components of income tax

	For the Years Ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US $
	(In thousands)

Current income tax	129,885	222,778	616,994	93,483
Income tax refund due to reduced transitional tax rate	—	(13,923)	(6,625)	(1,004)
Deferred income tax benefit	(58,553)	(62,308)	(129,415)	(19,608)
Valuation allowance	44,739	51,470	55,041	8,340

	116,071	198,017	535,995	81,211

Reconciliation of tax computed by applying respective statutory income tax rate to pre-tax income

	For the Years Ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US $
	(In thousands)

Expected taxation at PRC EIT statutory rate	291,045	420,780	1,015,329	153,837
Effect of differing tax rates in different jurisdictions	3,533	5,101	8,416	1,275
Permanent differences — non-taxable income	(2,121)	(6,640)	(733)	(111)
Permanent differences — non-deductible expenses	2,703	9,001	10,935	1,656
Tax incentives relating to R&D expenditures	(17,848)	(9,125)	(22,925)	(3,473)
Effect of tax exemption and reduction inside PRC	(205,980)	(258,647)	(533,802)	(80,879)
Income tax refund due to overpaid provisional tax	—	(13,923)	(6,625)	(1,004)
Addition of under-provided EIT for previous years	—	—	10,359	1,570
Addition to valuation allowance	44,739	51,470	55,041	8,340

Taxation for the year	116,071	198,017	535,995	81,211

Effective tax rate	9.97%	11.76%	13.20%	13.20%
Basic earnings per share for Class A and Class B ordinary shares effect of tax exemptions and reductions inside the PRC	6.02	7.48	15.34	2.32

Tax effects of temporary differences that give rise to the deferred tax balance

	December 31,
	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

Provision for doubtful receivables	2,103	1,964	298
Fixed assets depreciation	37,800	41,089	6,225
Net operating loss carry-forward	117,964	173,644	26,310
Accrued expenses, payroll and others	10,007	80,592	12,211

Deferred tax assets	167,874	297,289	45,044
Valuation allowance	(124,918)	(179,959)	(27,267)

Deferred tax assets, net	42,956	117,330	17,777

Loans Payable, Noncurrent (Tables)	12 Months Ended
Dec. 31, 2010
Loans Payable, Noncurrent (Tables) (Abstract)
Long-term loans payable principal amounts due at maturity dates

	Principal Amount
Due Date	RMB	US $
	(In thousands)

July 30, 2012	23,000	3,485
October 30, 2012	23,000	3,485
January 30, 2013	23,000	3,485
April 30, 2013	17,000	2,575

	86,000	13,030

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies (Tables) [Abstract]
Future minimum payments under non-cancelable operating leases with initial terms of one-year or more

	RMB	US $
	(In thousands)

2011	259,927	39,383
2012	171,275	25,951
2013	151,748	22,992
2014	111,659	16,918
2015	75,457	11,433
Thereafter	79,749	12,083

	849,815	128,760

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2010
Stockholders' Equity (Tables) [Abstract]
Retained Earnings

	December 31,
	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

PRC statutory reserve funds	187,675	238,107	36,077
Unreserved retained earnings	3,252,854	6,727,590	1,019,332

	3,440,529	6,965,697	1,055,409

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share (Tables) [Abstract]
Computation of basic and diluted net income per share for Class A and Class B ordinary shares and of basic and diluted net income per ADS

	For the Years Ended December 31,
	2008		2009		2010
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US $	RMB	US $

Earnings per share — basic:
Numerator
Allocation of undistributed earnings	772,330	275,778	1,107,191	377,913	2,690,712	407,683	834,456	126,433
Denominator
Weighted average ordinary shares outstanding	25,214,154	9,003,290	25,773,593	8,797,198	26,566,454	26,566,454	8,238,907	8,238,907

Denominator used for earnings per share	25,214,154	9,003,290	25,773,593	8,797,198	26,566,454	26,566,454	8,238,907	8,238,907
Earnings per share — basic	30.63	30.63	42.96	42.96	101.28	15.35	101.28	15.35

Earnings per share — diluted:
Numerator
Allocation of undistributed earnings for diluted computation	765,509	282,599	1,107,067	378,037	2,693,365	408,085	831,803	126,031
Reallocation of undistributed earnings as a result of conversion of Class B to Class A shares	282,599	—	378,037	—	831,803	126,031	—	—

Allocation of undistributed earnings	1,048,108	282,599	1,485,104	378,037	3,525,168	534,116	831,803	126,031
Denominator
Weighted average ordinary shares outstanding	25,214,154	9,003,290	25,773,593	8,797,198	26,566,454	26,566,454	8,238,907	8,238,907
Conversion of Class B to Class A ordinary shares	9,003,290	—	8,797,198	—	8,238,907	8,238,907	—	—
Share-based awards	500,046	357,512	205,576	55,210	112,474	112,474	350	350

Denominator used for earnings per share	34,717,490	9,360,802	34,776,366	8,852,408	34,917,835	34,917,835	8,239,257	8,239,257
Earnings per share — diluted	30.19	30.19	42.70	42.70	100.96	15.30	100.96	15.30

Earnings per ADS:
Denominator used for earnings per ADS — basic	252,141,540	—	257,735,930	—	265,664,540	265,664,540	—	—
Denominator used for earnings per ADS — diluted	347,174,900	—	347,763,660	—	349,178,350	349,178,350	—	—
Earnings per ADS — basic	3.06	—	4.30	—	10.13	1.53	—	—

Earnings per ADS — diluted	3.02	—	4.27	—	10.10	1.53	—	—

Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2010
Share Based Awards Plan (Tables) [Abstract]
Share option activity

			Weighted
			Average	Aggregate
		Weighted	Remaining	Intrinsic
	Number of	Average	Contractual	Value (US $)
Share Option	Shares	Exercise Price	Life (Years)	(In thousands)

Outstanding, December 31, 2009	154,674	US $110.80	2.56	46,469
Granted	23,729	US $610.08
Exercised	(59,068)	US $92.00
Forfeited/Cancelled	(19,175)	US $133.49
Expired	(985)	US $17.95

Outstanding, December 31, 2010	99,175	US $237.99	2.57	72,164

Vested and expected to vest at December 31, 2010	94,655	US $232.69	2.52	69,375

Exercisable at December 31, 2010	55,089	US $115.11	1.4	46,836

Restricted shares activity

		Weighted
		Average
	Number of	Grant Date
Restricted Shares	Shares	Fair Value

Nonvested, December 31, 2009	47,694	US $	224.34
Granted	44,390	US $	701.15
Vested	(37,312)	US $	220.09
Forfeited	(5,155)	US $	329.26

Nonvested, December 31, 2010	49,617	US $	643.22

Assumptions used to estimate the fair values of the share options granted in the periods

	2008	2009	2010

Risk-free interest rate	1.74%~2.60%	1.18%	0.61%~1.13%
Dividend yield	—	—	—
Expected volatility range	63.52%~70.82%	85.43%	64.76%~69.70%
Weighted average expected volatility	66.54%	85.43%	68.12%
Expected life (in years)	1.63~2.64	2.65	2.65~2.66

Total share-based compensation cost recognized

	For the Years Ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US $
	(In thousands)

Cost of revenues	4,542	6,374	6,302	955
Selling, general and administrative	41,651	38,681	36,811	5,577
Research and development	37,784	41,263	50,623	7,670
Share-based compensation cost capitalized as part of internally used software in fixed assets	2,706	1,217	226	35

	86,683	87,535	93,962	14,237

Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2010
Segment Reporting (Tables) [Abstract]
Revenues by geographic area

	For the Years Ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US $
	(In thousands)

Revenues:
PRC	3,194,635	4,441,580	7,898,805	1,196,789
Non-PRC	3,617	6,196	16,269	2,465

	3,198,252	4,447,776	7,915,074	1,199,254

Long-lived assets by geographic area

	December 31,
	2009	2010	2010
	RMB	RMB	US $
	(In thousands)

Long-lived assets:
PRC	1,093,681	1,785,511	270,532
Non-PRC	49,720	45,872	6,950

	1,143,401	1,831,383	277,482

Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Measurement (Tables) [Abstract]
Assets measured at fair value on a recurring basis

	Fair Value Measurement at December 31, 2009 Using
	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Total Fair Value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2009
	(RMB)	(RMB)	(RMB)	(RMB)	(US $)

Cash equivalents:
Time deposits	1,658,678	—	—	1,658,678	251,315
Money market fund	234,782	—	—	234,782	35,573
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	381,503	—	381,503	57,803

	1,893,460	381,503	—	2,274,963	344,691

	Fair Value Measurement at December 31, 2010 Using
	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Total Fair Value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2010
	(RMB)	(RMB)	(RMB)	(RMB)	(US $)

Cash equivalents:
Time deposits	3,905,479	—	—	3,905,479	591,739
Money market fund	993,047	—	—	993,047	150,461
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	375,234	—	375,234	56,854
Long-term investments
Available-for-sale securities	—	—	24,814	24,814	3,760

	4,898,526	375,234	24,814	5,298,574	802,814

Reconciliation for assets measured and recorded at fair value on recurring basis, using significant unobservable inputs (Level 3)

	Significant Unobservable Inputs
	(Level 3)
	(RMB)	(US $)

Balance at December 31, 2009	—	—
Purchases	24,814	3,760
Change in unrealized gain (loss) included in other comprehensive income	—	—

Balance at December 31, 2010	24,814	3,760

Organization, Consolidation and Presentation of Financial Statements (Details)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY
Organization, Consolidation And Presentation Of Financial Statements (Textuals) [Abstract]
Carrying amount of the total assets of Variable Interest Entity	$ 180,920,000	1,190,000,000
Net assets of VIEs (in which the Company has no legal ownership)	51,680,000	341,100,000
Exchange rate used for conversion of financial statements from RMB to US dollar	$ 1	6.6

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Office building [Member]
Property Plant and Equipment Useful Life
Property Plant and Equipment, Useful life (in years)	45
Office Building Related Facility Machinery and Equipment [Member]
Property Plant and Equipment Useful Life
Property Plant and Equipment, Useful life (in years)	15
Computer Equipment [Member]
Property Plant and Equipment Useful Life
Property Plant and Equipment, Useful life (in years)	3 or 5
Internal use software development costs [Member]
Property Plant and Equipment Useful Life
Property Plant and Equipment, Useful life (in years)	3
Office Equipment [Member]
Property Plant and Equipment Useful Life
Property Plant and Equipment, Useful life (in years)	3 or 5
Vehicles [Member]
Property Plant and Equipment Useful Life
Property Plant and Equipment, Useful life (in years)	5
Leasehold Improvements [Member]
Property Plant and Equipment Useful Life
Property Plant and Equipment, Useful life (in years)	over the shorter of lease terms or estimated useful lives of the assets
Office Building, Office Building Related Facility and Machinery and Equipment [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Rate Used To Determine Some Property Plant And Equipments Estimated Residual Value	4.00%
Computer Equipment, Internal Use Software Development Costs, Vehicles, Office Equipment, and Leasehold Improvements [Member]
Summary of Significant Accounting Policies (Textuals) [Abstract]
Property Plant And Equipments Residual Value	0

Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2010
Domain Names [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Weighted-Average Useful Life (in years)	5
Customer Relationships [Member]
Finite-Lived Intangible Assets [Abstract]
Finite Lived Intangible Asset Weighted Average Useful Life (in years)	P4.9Y
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Abstract]
Finite Lived Intangible Asset Weighted Average Useful Life (in years)	P3.9Y
Software [Member]
Finite-Lived Intangible Assets [Abstract]
Finite Lived Intangible Asset Weighted Average Useful Life (in years)	P5.9Y
Contract-based assets [Member]
Finite-Lived Intangible Assets [Abstract]
Finite Lived Intangible Asset Weighted Average Useful Life (in years)	P2.3Y
Trademark [Member]
Finite-Lived Intangible Assets [Abstract]
Finite Lived Intangible Asset Weighted Average Useful Life (in years)	P9.6Y
Land use right [Member]
Finite-Lived Intangible Assets [Abstract]
Finite-Lived Intangible Assets, Weighted-Average Useful Life (in years)	50

Summary of Significant Accounting Policies (Details Textuals)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2010 Depreciation of Entity's Functional Currency US $ Against Reporting Currency RMB [Member]	Dec. 31, 2010 Appreciation of Subsidiaries in Japans Functional Currency JPY Against Reporting Currency RMB [Member]
Additional Summary of Significant Accounting Policies (Textuals) [Abstract]
Appreciation or Depreciation of Functional Currency of Entity and Its Subsidiaries and VIEs against Reporting Currency by Percentage					3.31%	10.23%
Summary of Significant Accounting Policies (Textuals) [Abstract]
Maturity period used to classify investments as cash and cash equivalents	Three months or less	Three months or less
Maturity period used to classify investments as short-term investments	Greater than three months but less than 12 months	Greater than three months but less than 12 months
Internal use software development costs capitalized during the period	$ 1,570,000	10,380,000	12,590,000	19,490,000
Amortization expense for capitalized software	1,340,000	8,860,000	9,770,000	3,440,000
Business tax and surcharges in cost of revenues	76,490,000	504,850,000	275,920,000	200,090,000
Advertising expenses	11,330,000	74,760,000	77,800,000	29,220,000
Financial subsidies received	7,450,000	49,140,000	42,500,000	22,720,000
Threshold of business risk associated with amount of revenue generated by any single customer or union member of company	greater than 10 percentage of total revenue	greater than 10 percentage of total revenue
Net foreign currency translation loss recorded in other comprehensive loss	$ (590,000)	(3,611,000)	(3,961,000)	(27,599,000)

Summary of Significant Accounting Policies (Details Textuals 1)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Summary of Significant Accounting Policies (Textuals) [Abstract]
Unamortized amount of capitalized internal use software developed costs (included in fixed assets, net)	$ 2,320,000	15,280,000	26,160,000
Cash, Bank Deposits and Money Market Funds in the PRC	1,220,000,000	8,060,000,000
Cash and cash equivalents, and short-term investments	$ 1,240,000,000	8,200,000,000
Ratio of cash, bank deposits and money market funds in the PRC to total cash and cash equivalents and short-term investments	98.29%	98.29%

Investments (Details) In Thousands	12 Months Ended				12 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 USD ( $)	Dec. 31, 2009 USD ( $)	Dec. 31, 2010 Fixed Income Securities [Member] CNY	Dec. 31, 2009 Fixed Income Securities [Member] CNY	Dec. 31, 2010 Fixed Income Securities [Member] USD ( $)	Dec. 31, 2009 Fixed Income Securities [Member] USD ( $)
Held-to-maturity securities
Amortized cost	376,492	381,149			376,492	381,149
Gross unrecognized holding gains	5	354			5	354
Gross unrecognized holding losses	(1,263)	0			(1,263)	0
Fair value	375,234	381,503	$ 56,854	$ 57,803	375,234	381,503	$ 56,854	$ 57,803

Investments (Details Textual)	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 Fixed Income Securities [Member] CNY	Dec. 31, 2010 Fixed Income Securities [Member] USD ( $)	Dec. 31, 2009 Fixed Income Securities [Member] CNY	Dec. 31, 2010 6DXchange [Member]	May 31, 2010 6DXchange [Member] USD ( $)	Dec. 31, 2010 Paibo Times [Member] USD ( $)	Dec. 31, 2010 Paibo Times [Member] CNY	Dec. 31, 2010 Qiyi.com [Member]	Dec. 31, 2010 RakuBai Limited [Member] USD ( $)	Dec. 31, 2010 Chongqing Rongdu [Member] CNY	Dec. 31, 2010 Chongqing Rongdu [Member] USD ( $)	Dec. 31, 2010 Henan Feidian [Member] USD ( $)	Dec. 31, 2010 Henan Feidian [Member] CNY	Dec. 22, 2010 Equity Interest In Henan Feidian Transferred From Henan Ruizhiqi To Baidu Netcom [Member] CNY	Dec. 22, 2010 Equity Interest In Henan Feidian Transferred From Henan Ruizhiqi To Baidu Netcom [Member] USD ( $)	Feb. 28, 2010 Redeemable Convertible Preferred Shares [Member] USD ( $)	Feb. 28, 2010 Convertible Preferred Shares [Member] USD ( $)
Additional Investments (Textuals) [Abstract]
Carrying value				376,490,000	$ 57,040,000	381,150,000
Percentage of equity interest in equity method investee held by the entity									42.12%	42.12%	100.00%	49.00%
Number of convertible redeemable preferred shares acquired								4,942,784
Registered Capital									810,000	5,340,000		20,000,000	2,500,000	380,000	300,000	2,000,000
Amount other entities agree to pay to acquire convertible preferred shares of equity method investee																			50,000,000	1,000,000
Percentage of equity interest in joint venture transferred from a third party entity																	40.00%	40.00%
Equity interests in investee on an as-converted basis, ownership percentage							11.60%
Nominal amount paid to acquire equity interest in joint venture transferred from a third party entity																	1	0.15
The cost of long-term investments in available-for-sale securities	3,790,000							3,790,000
Investments (Textuals) [Abstract]
The cost of long-term investments in available-for-sale securities	3,790,000							3,790,000
Carrying amount of cost method investments	$ 30,960,000	204,350,000	12,290,000

Investments (Details Textual 1)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2010 Less than one year time deposit [Member]	Dec. 31, 2010 Baidu Netcom's Equity Interest In Chongqing Rongdu [Member]	Dec. 31, 2010 Yubao's Equity Interest In Chongqing Rongdu [Member]	Dec. 31, 2010 Service News's Equity Interest In Chongqing Rongdu [Member]	Dec. 31, 2010 Third Party Individual's Equity Interest In Chongqing Rongdu [Member]	Dec. 31, 2010 Baidu Netcom's Equity Interest In Henan Feidian [Member]	Dec. 31, 2010 Henan Ruizhiqi's Equity Interest In Henan Feidian [Member]	Dec. 31, 2010 Henan Business News's Equity Interest In Henan Feidian [Member]	Dec. 31, 2010 Third Party Individual's Equity Interest In Henan Feidian [Member]
Additional Investments (Textuals) [Abstract]
Time deposits original maturity period					less than one year
Percentage of equity interest in joint venture held by various parties						40.00%	30.00%	15.00%	15.00%	40.00%	10.00%	35.00%	15.00%
Investments (Textuals) [Abstract]
Short-term investment gains and interest income	$ 5,640,000	37,210,000	8,180,000	8,750,000
Impairment charges on cost method long-term investments	$ 0	0	0	7,986,000

Accounts Receivable (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Accounts Receivable
Accounts receivable	$ 45,322	299,123	170,625
Less: Allowance for doubtful accounts	(337)	(2,223)	(9,015)
Accounts Receivable, Net	44,985	296,900	161,610
Movements in allowance for doubtful accounts balance
Balance at the beginning of the year	1,366	9,015	8,561	3,581
Amounts charged to (credited against) costs and expenses	(1,029)	(6,792)	454	7,390
Write-offs	0	0	0	(2,410)
Balance at the end of the year	$ 337	2,223	9,015	8,561

Other Assets,Current (Details) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Other Assets Current
Deposits	$ 3,460	22,832	13,736
Advances to suppliers	2,260	14,913	8,965
Prepaid expenses	5,042	33,275	8,026
Interest receivable	908	5,994	5,469
Receivables from employees	3,790	25,014	52,118
Receivables from service provider	103	682	2,614
Other	143	944	139
Other assets, current	$ 15,706	103,654	91,067

Fixed Assets (Details) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 Office building [Member] USD ( $)	Dec. 31, 2010 Office building [Member] CNY	Dec. 31, 2009 Office building [Member] CNY	Dec. 31, 2010 Office Building Related Facility Machinery and Equipment [Member] CNY	Dec. 31, 2010 Office Building Related Facility Machinery and Equipment [Member] USD ( $)	Dec. 31, 2009 Office Building Related Facility Machinery and Equipment [Member] CNY	Dec. 31, 2010 Computer Equipment [Member] CNY	Dec. 31, 2010 Computer Equipment [Member] USD ( $)	Dec. 31, 2009 Computer Equipment [Member] CNY	Dec. 31, 2010 Internal use software development costs [Member] CNY	Dec. 31, 2010 Internal use software development costs [Member] USD ( $)	Dec. 31, 2009 Internal use software development costs [Member] CNY	Dec. 31, 2010 Vehicles [Member] USD ( $)	Dec. 31, 2010 Vehicles [Member] CNY	Dec. 31, 2009 Vehicles [Member] CNY	Dec. 31, 2010 Office Equipment [Member] CNY	Dec. 31, 2010 Office Equipment [Member] USD ( $)	Dec. 31, 2009 Office Equipment [Member] CNY	Dec. 31, 2010 Leasehold Improvements [Member] USD ( $)	Dec. 31, 2010 Leasehold Improvements [Member] CNY	Dec. 31, 2009 Leasehold Improvements [Member] CNY	Dec. 31, 2010 Construction in Progress [Member] USD ( $)	Dec. 31, 2010 Construction in Progress [Member] CNY	Dec. 31, 2009 Construction in Progress [Member] CNY
Fixed Assets
Property, Plant and Equipment, gross	$ 409,387	2,701,951	1,764,273	$ 59,378	391,895	363,198	137,542	$ 20,840	118,844	1,956,642	$ 296,461	1,128,844	37,022	$ 5,609	44,925	$ 1,035	6,829	4,020	82,431	$ 12,490	57,687	$ 11,332	74,793	31,118	$ 2,242	14,797	15,637
Less: Accumulated depreciation	(163,567)	(1,079,539)	(766,716)
Fixed assets, net	$ 245,820	1,622,412	997,557

Fixed Assets (Details Textual) In Millions	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Fixed Assets (Textuals) [Abstract]
Depreciation Of Fixed Assets Excluding Long Term Computer Parts	$ 57.71	380.89	285.2	259.64

Goodwill and Intangible Assets (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Changes in carrying amount of goodwill
Goodwill, Beginning Balance	$ 9,650	63,691	51,082
Goodwill acquired	0	0	12,609
Foreign currency translation adjustment	(1)	(5)	0
Goodwill, Ending Balance	$ 9,649	63,686	63,691

Goodwill and Intangible Assets (Details 1) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2010 Land use right [Member] USD ( $)	Dec. 31, 2010 Land use right [Member] CNY	Dec. 31, 2009 Land use right [Member] CNY	Dec. 31, 2010 Trademark [Member] CNY	Dec. 31, 2010 Trademark [Member] USD ( $)	Dec. 31, 2009 Trademark [Member] CNY	Dec. 31, 2010 Trademark [Member] USD ( $)	Dec. 31, 2010 Trademark [Member] CNY	Dec. 31, 2009 Trademark [Member] CNY	Dec. 31, 2010 Domain Names [Member] CNY	Dec. 31, 2010 Domain Names [Member] USD ( $)	Dec. 31, 2009 Domain Names [Member] CNY	Dec. 31, 2010 Domain Names [Member] USD ( $)	Dec. 31, 2010 Domain Names [Member] CNY	Dec. 31, 2009 Domain Names [Member] CNY	Dec. 31, 2010 Customer Relationships [Member] USD ( $)	Dec. 31, 2010 Customer Relationships [Member] CNY	Dec. 31, 2009 Customer Relationships [Member] CNY	Dec. 31, 2010 Noncompete Agreements [Member] CNY	Dec. 31, 2010 Noncompete Agreements [Member] USD ( $)	Dec. 31, 2009 Noncompete Agreements [Member] CNY	Dec. 31, 2010 Software [Member] CNY	Dec. 31, 2010 Software [Member] USD ( $)	Dec. 31, 2009 Software [Member] CNY	Dec. 31, 2010 Contract-based assets [Member] CNY	Dec. 31, 2010 Contract-based assets [Member] USD ( $)	Dec. 31, 2009 Contract-based assets [Member] CNY
Finite-Lived:
Finite-Lived Intangible Assets, Gross		159,190	155,793		97,611	97,611	1,727		1,727				14,860		14,825					31,408	31,363	1,115		1,115	12,131		8,814	338		338
Finite-Lived Intangible Assets, Accumulated Amortization		(53,802)	(43,608)		(6,995)	(5,043)	(248)		(55)				(14,774)		(14,567)					(26,870)	(21,165)	(1,062)		(936)	(3,572)		(1,616)	(281)		(226)
Intangible Assets, Net (Excluding Goodwill)	17,545	115,798	122,595	13,730	90,616	92,568	1,479	224	1,672				86	13	258				687	4,538	10,198	53	8	179	8,559	1,297	7,198	57	9	112
Finite-Lived Intangible Assets, Net	15,968	105,388	112,185
Indefinite-Lived:
Indefinite-Lived Intangible Assets (Excluding Goodwill)	1,577	10,410	10,410							159	1,050	1,050				1,418	9,360	9,360
Intangible Assets, Gross (Excluding Goodwill)		169,600	166,203
Intangible Assets, Net (Excluding Goodwill)	$ 17,545	115,798	122,595	$ 13,730	90,616	92,568	1,479	$ 224	1,672				86	$ 13	258				$ 687	4,538	10,198	53	$ 8	179	8,559	$ 1,297	7,198	57	$ 9	112

Goodwill and Intangible Assets (Details 2) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY
Intangible Assets, Future Amortization Expenses
2011	$ 1,204	7,944
2012	827	5,455
2013	680	4,488
2014	480	3,166
2015	$ 427	2,815

Goodwill and Intangible Assets (Details Textuals) In Millions	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Goodwill And Intangible Assets (Textuals) [Abstract]
Amortization expense	$ 1.55	10.25	10.73	12.08

Accounts Payable and Accrued Liabilities (Details) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Accounts payable and accrued liabilities
Accrued payroll and welfare	$ 22,752	150,160	95,412
Accrued operating expenses	45,038	297,248	162,963
Tax payable	44,762	295,432	147,656
Distributors' deposits	1,126	7,431	3,971
Purchase of fixed assets	42,071	277,669	144,214
Traffic acquisition costs	20,282	133,864	109,305
Bandwidth Costs	5,225	34,488	16,417
Professional expenses	3,930	25,937	19,420
Customers' deposits on e-commerce platform	5,800	38,278	19,513
Other	8,676	57,264	30,990
Accounts payable and accrued liabilities	$ 199,662	1,317,771	749,861

Income Taxes (Details) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Income (loss) before income taxes
PRC	$ 654,834	4,321,910	1,907,575	1,360,326
Non-PRC	(39,507)	(260,747)	(224,454)	(196,147)
Income Loss from Continuing Operations before Income Taxes Extraordinary Items Cumulative Effects of Changes in Accounting Principles Noncontrolling Interest	$ 615,327	4,061,163	1,683,121	1,164,179

Income Taxes (Details 1) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Components of income tax
Current income tax	$ 93,483	616,994	222,778	129,885
Income tax refund due to reduced transitional tax rate	(1,004)	(6,625)	(13,923)	0
Deferred income tax benefit	(19,608)	(129,415)	(62,308)	(58,553)
Valuation allowance	8,340	55,041	51,470	44,739
Total	$ 81,211	535,995	198,017	116,071

Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Reconciliation of tax computed by applying respective statutory income tax rate to pre-tax income
Expected taxation at PRC EIT statutory rate	$ 153,837,000	1,015,329,000	420,780,000	291,045,000
Effect of differing tax rates in different jurisdictions	1,275,000	8,416,000	5,101,000	3,533,000
Permanent differences - non-taxable income	(111,000)	(733,000)	(6,640,000)	(2,121,000)
Permanent differences - non-deductible expenses	1,656,000	10,935,000	9,001,000	2,703,000
Tax incentives relating to R&D expenditures	(3,473,000)	(22,925,000)	(9,125,000)	(17,848,000)
Effect of tax exemption and reduction inside PRC	(80,879,000)	(533,802,000)	(258,647,000)	(205,980,000)
Income tax refund due to overpaid provisional tax	(1,004,000)	(6,625,000)	(13,923,000)	0
Addition of under-provided EIT for previous years	1,570,000	10,359,000	0	0
Addition to valuation allowance	8,340,000	55,041,000	51,470,000	44,739,000
Taxation for the year	81,211,000	535,995,000	198,017,000	116,071,000
Effective tax rate	$ 13.20%	13.20%	11.76%	9.97%
Basic earnings per share for Class A and Class B ordinary shares effect of tax exemptions and reductions inside the PRC	$ 2.32	15.34	7.48	6.02

Income Taxes (Details 3) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
The tax effects of temporary differences that give rise to the deferred tax balance
Provision for doubtful receivables	$ 298	1,964	2,103
Fixed assets depreciation	6,225	41,089	37,800
Net operating loss carry-forward	26,310	173,644	117,964
Accrued expenses, payroll and others	12,211	80,592	10,007
Deferred tax assets	45,044	297,289	167,874
Valuation allowance	(27,267)	(179,959)	(124,918)
Deferred tax assets, net	$ 17,777	117,330	42,956

Income Taxes (Details) [Textuals] In Millions, unless otherwise specified	12 Months Ended	36 Months Ended	12 Months Ended	36 Months Ended	12 Months Ended			24 Months Ended	36 Months Ended	12 Months Ended			24 Months Ended	36 Months Ended				12 Months Ended	24 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2010 Baidu Japan [Member] JPY ( ¥)	Dec. 31, 2010 Baidu Online [Member]	Dec. 31, 2010 Baidu HK [Member]	Dec. 31, 2010 Baidu Times [Member]	Dec. 31, 2009 Baidu Times [Member]	Dec. 31, 2010 Baidu Times [Member]	Dec. 31, 2008 Baidu Times [Member]	Dec. 31, 2010 Baidu China [Member]	Dec. 31, 2009 Baidu China [Member]	Dec. 31, 2008 Baidu China [Member]	Dec. 31, 2007 Baidu China [Member]	Dec. 31, 2010 Baidu China [Member]	Dec. 31, 2010 Qualified HNTE After 2008 [Member]	Dec. 31, 2010 Qualified HNTE Granted with Tax Holiday before 2008 and Verified as Qualified HNTE After 2008 [Member]	Dec. 31, 2010 Qualified HNTE in Transitional Period of Preferential Reduction of Tax Rates [Member]	Dec. 31, 2007 Some Qualified Software Enterprise Before 2008 [Member]	Dec. 31, 2007 Qualified Software Enterprise [Member]	Dec. 31, 2010 Qualified Software Enterprise [Member]	Dec. 31, 2012 Transitional EIT Rate [Member]	Dec. 31, 2011 Transitional EIT Rate [Member]	Dec. 31, 2010 Transitional EIT Rate [Member]	Dec. 31, 2009 Transitional EIT Rate [Member]	Dec. 31, 2008 Transitional EIT Rate [Member]
Income Taxes (Textuals) [Abstract]
Unified statutory income tax rate under current EIT law		25.00%																			25.00%
A preferential enterprise income tax rate				15.00%											15.00%	15.00%	15.00%	15.00%
Reduction rate on applicable enterprise income tax rates		50.00%						50.00%						50.00%						50.00%
Number of years of tax exemption									3				2						2
Number of years of tax rate reduction subsequent to years of tax exemption								2						3						3
Statutory withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors are subject under current EIT law	10.00%
Special withholding tax rate to which dividends paid by a FIE to any of its foreign non-resident enterprise investors are subject under current EIT law					5.00%
Minimum paid-in capital required for a specified Japan national income tax rate(in million)			¥ 100
A specified Japan national income tax rate			30.00%
Applicable statutory enterprise income tax rates from tax reduction on transitional tax rates						11.00%	10.00%			11.00%	10.00%	9.00%
Applicable actual enterprise income tax rates from tax reduction on transitional tax rates							7.50%
Transitional enterprise income tax rates																						24.00%	22.00%	20.00%	18.00%

Income Taxes (Details) [Textuals 1] In Millions	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2010 Domestic Country [Member]	Dec. 31, 2010 Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 69.85	461
Expiration dates of net operating loss			2014	2015
Time period that tax authorities could conduct examinations of entity's tax filings			Up to 5 Years	Up to 7 Years
Tax years remain open to examination by respective taxing jurisdictions			tax years 2007-2010	tax years 2007-2010

Loans Payable, Noncurrent (Details) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2010 Due date, 30 July 2012 [Member] USD ( $)	Dec. 31, 2010 Due date, 30 July 2012 [Member] CNY	Dec. 31, 2010 Due date, 30 Oct 2012 [Member] USD ( $)	Dec. 31, 2010 Due date, 30 Oct 2012 [Member] CNY	Dec. 31, 2010 Due date, 30 Jan 2013 [Member] USD ( $)	Dec. 31, 2010 Due date, 30 Jan 2013 [Member] CNY	Dec. 31, 2010 Due date, 30 Apr 2013 [Member] USD ( $)	Dec. 31, 2010 Due date, 30 Apr 2013 [Member] CNY
Long-term loans payable principal amounts due at maturity dates
Principal amounts due at maturity dates	$ 13,030	86,000	$ 3,485	23,000	$ 3,485	23,000	$ 3,485	23,000	$ 2,575	17,000

Loans Payable, Noncurrent (Details) [Textuals]	36 Months Ended
	Oct. 31, 2013	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Oct. 27, 2010	Dec. 31, 2009 CNY
Loans Payable, Noncurrent (Textuals) [Abstract]
Specific amount up to which borrowings can be made under the commitment of an unsecured bank loan		$ 21,210,000	140,000,000
The amount Baidu Netcom borrowed under the commitment of an unsecured bank loan		$ 13,030,000	86,000,000		0
The period within which a specific amount can be borrowed under the commitment of an unsecured bank loan (in years)	3
Annual interest rate				5.60%

Employee Defined Contribution Plan (Details) In Millions	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Employee Defined Contribution Plan (Textuals) [Abstract]
Total amounts incurred for employee defined contribution plan	$ 33.16	218.88	141.84	98.18

Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Future minimum payments under non-cancelable operating leases with initial terms of one-year or more
2011	$ 39,383,000	259,927,000
2012	25,951,000	171,275,000
2013	22,992,000	151,748,000
2014	16,918,000	111,659,000
2015	11,433,000	75,457,000
Thereafter	12,083,000	79,749,000
Total	128,760,000	849,815,000
Commitments and Contingencies (Textuals) [Abstract]
Total capital commitments contracted not yet reflected in financial statements	25,520,000	168,400,000
Rental expense under operating lease	11,650,000	76,870,000	84,430,000	68,860,000
Aggregate amount claimed against the group	20,140,000	132,950,000
Fair value of indemnification obligations related to the entity's directors and officers	0	0	0
Maximum exposure to the company under unconditionally guaranteed bank loans for a related party	$ 21,210,000	140,000,000

Stockholders' Equity (Details)	12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2009	Aug. 31, 2005	Dec. 31, 2010 Class A Ordinary Shares	Dec. 31, 2010 Class A Ordinary Shares USD ( $)	Dec. 31, 2009 Class A Ordinary Shares USD ( $)	Dec. 31, 2010 Class B Ordinary Shares	Dec. 31, 2010 Class B Ordinary Shares USD ( $)	Dec. 31, 2009 Class B Ordinary Shares USD ( $)	Dec. 31, 2010 Preferred Shares [Member]
Class of Stock [Line Items]
Common stock, shares outstanding						27,045,340		26,298,960		7,804,332	8,454,332
Common stock, shares authorized	870,400,000					825,000,000		825,000,000		35,400,000	35,400,000	10,000,000
Number of votes per share						1			10
Stockholders' Equity (Textuals) [Abstract]
Issuance of Class B Ordinary shares upon conversion of all convertible preferred shares upon completion of IPO					16,648,877
Par value per share (US $)	$ 0.00005						$ 0.00005	0.00005		$ 0.00005	0.00005
Transfer of Class B ordinary shares to Class A Ordinary shares	650,000	419,654	122,856
Preferred stock, shares outstanding	0			0
Preferred stock, shares issued	0			0

Stockholders' Equity (Details 1)	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Retained Earnings
PRC statutory reserve funds	$ 36,077,000	238,107,000	187,675,000
Unreserved retained earnings	1,019,332,000	6,727,590,000	3,252,854,000
Retained earnings	1,055,409,000	6,965,697,000	3,440,529,000
Stockholders' Equity (Textuals) [Abstract]
Minimum required percentage of each of the entity's PRC subsidiaries' after-tax profits to allocate to a general reserve fund	10.00%
Maximum requirement of each of the entity's PRC Subsidiaries' after-tax profits to be allocated to a general reserve fund as a percentage of each Subsidiaries' registered capital	50.00%
Minimum required percentage of each of the entity's PRC VIEs' after-tax profits to allocate to a statutory surplus fund	10.00%
Maximum requirement of each of the entity's PRC VIEs' after-tax profits to be allocated to a statutory surplus fund as a percentage of each VIEs' registered capital	50.00%
Minimum required percentage of each of the entity's PRC VIEs' after-tax profits to allocate to a statutory public welfare fund	5.00%
Maximum required percentage of each of the entity's PRC VIEs' after-tax profits to allocate to a statutory public welfare fund	10.00%
Amount of net assets of entity's PRC subsidiaries and VIEs restricted from being transferred to entity	$ 174,590,000	1,150,000,000	879,430,000

Earnings Per Share (Details) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2010 Class A Ordinary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares USD ( $)	Dec. 31, 2009 Class A Ordinary Shares CNY	Dec. 31, 2008 Class A Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares USD ( $)	Dec. 31, 2009 Class B Ordinary Shares CNY	Dec. 31, 2008 Class B Ordinary Shares CNY
Numerator
Allocation of undistributed earnings	$ 534,116	3,525,168	1,485,104	1,048,108	2,690,712	$ 407,683	1,107,191	772,330	834,456	$ 126,433	377,913	275,778
Denominator
Weighted average ordinary shares outstanding					26,566,454	26,566,454	25,773,593	25,214,154	8,238,907	8,238,907	8,797,198	9,003,290
Earnings per share - basic	$ 15.35	101.28	42.96	30.63	101.28	$ 15.35	42.96	30.63	101.28	$ 15.35	42.96	30.63

Earnings Per Share (Details 1) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2010 Class A Ordinary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares USD ( $)	Dec. 31, 2009 Class A Ordinary Shares CNY	Dec. 31, 2008 Class A Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares USD ( $)	Dec. 31, 2009 Class B Ordinary Shares CNY	Dec. 31, 2008 Class B Ordinary Shares CNY
Numerator
Allocation of undistributed earnings for diluted computation					2,693,365	$ 408,085	1,107,067	765,509	831,803	$ 126,031	378,037	282,599
Reallocation of undistributed earnings as a result of conversion of class B to class A shares					831,803	126,031	378,037	282,599
Allocation of undistributed earnings					3,525,168	$ 534,116	1,485,104	1,048,108	831,803	$ 126,031	378,037	282,599
Denominator
Weighted average ordinary shares outstanding	34,805,362	34,805,362	34,570,790	34,217,443	26,566,454	26,566,454	25,773,593	25,214,154	8,238,907	8,238,907	8,797,198	9,003,290
Conversion of Class B to Class A ordinary shares					8,238,907	8,238,907	8,797,198	9,003,290
Share-based awards					112,474	112,474	205,576	500,046	350	350	55,210	357,512
Denominator used for earnings per share	34,917,835	34,917,835	34,776,366	34,717,489	34,917,835	34,917,835	34,776,366	34,717,490	8,239,257	8,239,257	8,852,408	9,360,802
Earnings per share - diluted	$ 15.3	100.96	42.7	30.19	100.96	$ 15.3	42.7	30.19	100.96	$ 15.3	42.7	30.19

Earnings Per Share (Details 2)	12 Months Ended					12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	May 12, 2010	Dec. 31, 2010 Class A Ordinary Shares Earning Per Share ADS [Member] USD ( $)	Dec. 31, 2010 Class A Ordinary Shares Earning Per Share ADS [Member] CNY	Dec. 31, 2009 Class A Ordinary Shares Earning Per Share ADS [Member] CNY	Dec. 31, 2008 Class A Ordinary Shares Earning Per Share ADS [Member] CNY	Dec. 31, 2010 Class A Ordinary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares USD ( $)	Dec. 31, 2009 Class A Ordinary Shares CNY	Dec. 31, 2008 Class A Ordinary Shares CNY
Earnings per ADS:
Basic	34,805,362	34,805,362	34,570,790	34,217,443		265,664,540	265,664,540	257,735,930	252,141,540	26,566,454	26,566,454	25,773,593	25,214,154
Diluted	34,917,835	34,917,835	34,776,366	34,717,489		349,178,350	349,178,350	347,763,660	347,174,900	34,917,835	34,917,835	34,776,366	34,717,490
Earnings per ADS - basic	$ 15.35	101.28	42.96	30.63		$ 1.53	10.13	4.3	3.06	101.28	$ 15.35	42.96	30.63
Earnings per ADS - diluted	$ 15.3	100.96	42.7	30.19		$ 1.53	10.1	4.27	3.02	100.96	$ 15.3	42.7	30.19
Earnings Per Share (Textuals) [Abstract]
Previous Ratio of ADS-to-Class A Ordinary Share					one ADS for one share
Current Ratio of ADS-to-Class A Ordinary Share					ten ADSs for one share
The split whose effect is the same with the entity's change of the ADS to Class A ordinary share ratio					ten-for-one ADS split

Share-Based Awards Plan (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2009
Share option activity
Number of Shares, Outstanding, December 31, 2009	154,674
Weighted-Average Exercise Price, Outstanding, December 31, 2009	$ 110.8
Weighted-Average Remaining Contractual Life (In Years), Outstanding, December 31, 2009	2.57	2.56
Aggregate Intrinsic Value (US $) (In Thousands),Outstanding,December 31, 2009	$ 46,469
Number of Shares, Granted	23,729
Weighted-Average Exercise Price of Shares Granted	$ 610.08
Number of Shares, Exercised	(59,068)
Weighted-Average Exercise Price of Shares Exercised	$ 92
Number of Shares, Forfeited/Cancelled	(19,175)
Weighted-Average Exercise Price of Shares Forfeited/Cancelled	$ 133.49
Number of Shares, Expired	(985)
Weighted-Average Exercise Price of Shares Expired	$ 17.95
Number of Shares, Outstanding, December 31, 2010	99,175
Weighted-Average Exercise Price, Outstanding, December 31, 2010	$ 237.99
Weighted-Average Remaining Contractual Life (In Years), Outstanding, December 31, 2010	2.57	2.56
Aggregate Intrinsic Value (US $) (In Thousands),Outstanding, December 31, 2010	72,164
Number of Shares, Vested and expected to vest at December 31, 2010	94,655
Weighted-Average Exercise Price, Vested and expected to vest at December 31, 2010	$ 232.69
Weighted-Average Remaining Contractual Life (In Years) of Shares Vested and expected to vest	2.52
Aggregate Intrinsic Value (US $) (In Thousands), Vested and expected to vest at December 31, 2010	69,375
Number of Shares, Exercisable at December 31, 2010	55,089
Weighted-Average Exercise Price, Exercisable at December 31, 2010	$ 115.11
Weighted- Average Remaining Contractual Life (In Years) of Shares Exercisable	1.4
Aggregate Intrinsic Value (US $) (In Thousands),Exercisable, December 31, 2010	$ 46,836

Share-Based Awards Plan (Details 1) (USD $)	12 Months Ended
Dec. 31, 2010
Restricted Shares Activity
Number of Shares, Nonvested, December 31, 2009	47,694
Weighted Average Grant Date Fair Value, Nonvested, December 31, 2009	$ 224.34
Number of Shares, Granted	44,390
Weighted Average Grant Date Fair Value, Granted	$ 701.15
Number of Shares, Vested	(37,312)
Weighted Average Grant Date Fair Value, Vested	$ 220.09
Number of Shares, Forfeited	(5,155)
Weighted Average Grant Date Fair Value, Forfeited	$ 329.26
Number of Shares, Nonvested, December 31, 2010	49,617
Weighted Average Grant Date Fair Value, Nonvested, December 31, 2010	$ 643.22

Share-Based Awards Plan (Details 2)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2008 Minimum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2009 Maximum [Member]	Dec. 31, 2008 Maximum [Member]
Assumptions used to estimate the fair values of the share options granted in the periods
Risk-free interest rate				0.61%	1.18%	1.74%	1.13%	1.18%	2.60%
Dividend yield	0.00%	0.00%	0.00%
Expected volatility range				64.76%	85.43%	63.52%	69.70%	85.43%	70.82%
Weighted average expected volatility	68.12%	85.43%	66.54%
Expected life (in years)				2.65	2.65	1.63	2.66	2.65	2.64

Share-Based Awards Plan (Details 3) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Total share-based compensation cost recognized
Cost of revenues	$ 955	6,302	6,374	4,542
Selling, general and administrative	5,577	36,811	38,681	41,651
Research and development	7,670	50,623	41,263	37,784
Share-based compensation cost capitalized as part of internally used software in fixed assets	35	226	1,217	2,706
Total share based compensation cost recognized	$ 14,237	93,962	87,535	86,683

Share-Based Awards Plan (Details Textuals) In Millions, except Share data, unless otherwise specified	Dec. 31, 2010 2000 Plan [Member]	Dec. 31, 2010 Share Option Except ISO to More Than 10% Voting Power Employee Under 2008 Plan [Member]	Dec. 31, 2010 ISO to More Than 10% Voting Power Employee Under 2008 Plan [Member]	Dec. 31, 2010 2008 Plan [Member]	Dec. 31, 2010 Share Option Under 2000 Plan [Member]	Dec. 31, 2010 ISO Under 2008 Plan [Member]	Feb. 28, 2013 Modified Share Option Under 2000 Plan [Member] USD ( $)	Dec. 31, 2010 Share Option [Member] USD ( $)	Dec. 31, 2010 Share Option [Member] CNY	Dec. 31, 2009 Share Option [Member] USD ( $)	Dec. 31, 2009 Share Option [Member] CNY	Dec. 31, 2008 Share Option [Member] USD ( $)	Dec. 31, 2008 Share Option [Member] CNY	Dec. 31, 2010 Restricted Shares [Member] USD ( $)	Dec. 31, 2010 Restricted Shares [Member] CNY	Dec. 31, 2009 Restricted Shares [Member] CNY	Dec. 31, 2008 Restricted Shares [Member] CNY
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved ordinary shares for issuance under share-based awards plan	5,040,000			3,428,777
Percentage of share-based awards granted generally vest after the first year of service					25.00%
Remaining vesting period					36-month
Vesting period of share-based awards							four years							two to four years	two to four years
Minimum percentage of voting power of the entity's share capital						10.00%
Contractual term of share-based awards granted		ten years	five years
Percentage of the fair market value of the entity's ordinary shares on the date of the ISO grant						110.00%
Total intrinsic value of options exercised								$ 40	263.97		340.13		465.25
Unrecognized share-based compensation cost related to share options and restricted shares								7.78	51.32					24.63	162.53
A weighted-average vesting period over which the deferred cost is expected to be recognized (in years)								2.9	2.9					2.66	2.66
Total fair value of shares vested during respective years														36.02	237.71	201.83	37.57
The weighted-average grant-date fair value of options granted during respective years								$ 279.69		$ 94.1		$ 136.97
Incremental compensation cost resulting from the cancellation and replacement							$ 0.6

Segment Reporting (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Revenues by geographic area
Revenues by geographic area, PRC	$ 1,196,789	7,898,805	4,441,580	3,194,635
Revenues by geographic area, Non-PRC	2,465	16,269	6,196	3,617
Revenues by geographic area, total	1,199,254	7,915,074	4,447,776	3,198,252
Long-lived assets by geographic area
Long-lived assets by geographic area, PRC	270,532	1,785,511	1,093,681
Long-lived assets by geographic area, Non-PRC	6,950	45,872	49,720
Long-lived assets by geographic area, total	$ 277,482	1,831,383	1,143,401
Segment Reporting (Textuals) [Abstract]
Number of operating segment	1	1

Fair Value Measurement (Details) In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 CNY	Dec. 31, 2010 Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] CNY	Dec. 31, 2009 Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] CNY	Dec. 31, 2010 Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] Time Deposits [Member] CNY	Dec. 31, 2009 Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] Time Deposits [Member] CNY	Dec. 31, 2010 Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] Money Market Fund [Member] CNY	Dec. 31, 2009 Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] Money Market Fund [Member] CNY	Dec. 31, 2010 Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] Fixed-rate Investments [Member] CNY	Dec. 31, 2009 Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] Fixed-rate Investments [Member] CNY	Dec. 31, 2010 Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] Available-for-sale Securities [Member] CNY	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member] CNY	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Time Deposits [Member] CNY	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member] Time Deposits [Member] CNY	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Money Market Fund [Member] CNY	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member] Money Market Fund [Member] CNY	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Fixed-rate Investments [Member] CNY	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member] Fixed-rate Investments [Member] CNY	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Available-for-sale Securities [Member] CNY	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] CNY	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Time Deposits [Member] CNY	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Time Deposits [Member] CNY	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Money Market Fund [Member] CNY	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Money Market Fund [Member] CNY	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Fixed-rate Investments [Member] CNY	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Fixed-rate Investments [Member] CNY	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Available-for-sale Securities [Member] CNY	Dec. 31, 2010 Time Deposits [Member] USD ( $)	Dec. 31, 2010 Time Deposits [Member] CNY	Dec. 31, 2009 Time Deposits [Member] USD ( $)	Dec. 31, 2009 Time Deposits [Member] CNY	Dec. 31, 2010 Money Market Fund [Member] USD ( $)	Dec. 31, 2010 Money Market Fund [Member] CNY	Dec. 31, 2009 Money Market Fund [Member] USD ( $)	Dec. 31, 2009 Money Market Fund [Member] CNY	Dec. 31, 2010 Fixed-rate Investments [Member] USD ( $)	Dec. 31, 2010 Fixed-rate Investments [Member] CNY	Dec. 31, 2009 Fixed-rate Investments [Member] USD ( $)	Dec. 31, 2009 Fixed-rate Investments [Member] CNY	Dec. 31, 2010 Available-for-sale Securities [Member] USD ( $)	Dec. 31, 2010 Available-for-sale Securities [Member] CNY
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Cash Equivalents							3,905,479	1,658,678	993,047	234,782						0	0	0	0						0	0	0	0				$ 591,739	3,905,479	$ 251,315	1,658,678	$ 150,461	993,047	$ 35,573	234,782
Short-term investments	56,854	375,234	57,803	381,503							0	0								375,234	381,503								0	0										56,854	375,234	57,803	381,503
Long-term investments													0									0									24,814													3,760	24,814
Total assets measured at fair value on a recurring basis	$ 802,814	5,298,574	$ 344,691	2,274,963	4,898,526	1,893,460								375,234	381,503								24,814	0

Fair Value Measurement (Details 1) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY
Reconciliation for assets measured and recorded at fair value on recurring basis, using significant unobservable inputs (Level 3)
Balance at December 31, 2009	$ 0	0
Purchases	3,760	24,814
Change in unrealized gain (loss) included in other comprehensive income	0	0
Balance at December 31, 2010	$ 3,760	24,814

Fair Value Measurement (Details Textuals) In Millions	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 Software [Member] USD ( $)	Dec. 31, 2010 Software [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Impairment charge resulted from reduced use of certain capitalized internal-use software due to changes in operations		$ 1.88	12.4
Fair Value Measurement (Textuals)
The cost of long-term investments in available-for-sale securities	$ 3.79

Subsequent Events (Details) (USD $) In Millions, except Share data, unless otherwise specified	Jan. 31, 2011 Going Forward DCM [Member]	Jan. 31, 2011 Going Forward Baidu [Member]	Feb. 28, 2011 Going Forward Cost Method Investee ANJUKE [Member]
Subsequent Events (Textuals) [Abstract]
Total consideration by DCM for subscribing for new ordinary shares in the new joint venture	$ 22.5
Percentage of equity interest held by the Company and DCM in the new joint venture respectively upon the completion of the ordinary shares subscription	20.00%	80.00%
Number of series C preferred shares of the cost method investee the Company agreed to subscribe for			1,981,378
Total cash consideration by the Company for subscribing for the series C preferred shares of the cost method investee			$ 23
Percentage of equity interest held by the Company in the cost method investee on an as-converted basis			5.00%